Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity's

Targeted International Equity

Funds®

	Fund Number	Trading Symbol
Fidelity® Canada Fund	309	FICDX
Fidelity China Region Fund (formerly Fidelity Hong Kong and China Fund)	352	FHKCX
Fidelity Emerging Markets Fund	322	FEMKX
Fidelity Europe Fund	301	FIEUX
Fidelity Europe Capital Appreciation Fund	341	FECAX
Fidelity Japan Fund	350	FJPNX
Fidelity Japan Smaller Companies Fund	360	FJSCX
Fidelity Latin America Fund	349	FLATX
Fidelity Nordic Fund	342	FNORX
Fidelity Pacific Basin Fund	302	FPBFX
Fidelity Southeast Asia Fund	351	FSEAX

Prospectus

December 29, 2000

Revised April 1, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Canada Fund seeks growth of capital over the long-term.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing at least 65% of total assets in securities of Canadian issuers.
  Potentially investing in securities of U.S. issuers.
  Normally investing primarily in common stocks.
  Investing up to 35% of total assets in any industry that accounts for more than 20% of the Canadian market.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Geographic Concentration in Canada. The Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. Periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market. A small number of companies and industries represent a large portion of the Canadian market, and these companies and industries can be sensitive to adverse political, economic, or regulatory developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

China Region Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in securities of Hong Kong, Taiwanese, and Chinese issuers.
  Normally investing primarily in common stocks.
  Allocating investments across countries considering the size of the market in each country relative to the size of the markets in the China Region as a whole.
  Investing up to 35% of total assets in any industry that accounts for more than 20% of the Hong Kong, Taiwanese, and Chinese market.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in the China Region. The Hong Kong, Taiwanese, and Chinese economies are generally considered emerging markets and can be significantly affected by general economic and political conditions in other Asian countries and changes in Chinese government policy. A small number of companies represent a large portion of the China Region market as a whole and a small number of industries represent a large portion of the Hong Kong, Taiwanese, and Chinese market as a whole. These companies and industries can be sensitive to adverse political, economic, or regulatory developments. In addition, currency issues and economic competition also can significantly affect economic growth in Hong Kong, Taiwan, and China, and the Taiwanese economy can be significantly affected by the security threats from the People's Republic of China.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Emerging Markets Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by Standard & Poor's® (S&P®), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics).
  Normally investing primarily in common stocks.
  Allocating investments across countries considering the size of the market in each country relative to the size of the markets in countries considered emerging markets as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Europe Fund seeks growth of capital over the long-term.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in securities of European issuers.
  Normally investing primarily in common stocks.
  Allocating investments across countries considering the size of the market in each country relative to the size of the markets in Europe as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in Europe. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the European Economic and Monetary Union (EMU). The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Europe Capital Appreciation Fund seeks long-term capital appreciation.

Prospectus

Fund Summary - continued

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in securities of European issuers.
  Normally investing primarily in common stocks.
  Allocating investments across countries considering the size of the market in each country relative to the size of the markets in Europe as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in Europe. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the EMU. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Japan Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in securities of Japanese issuers.
  Normally investing primarily in common stocks.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Geographic Concentration in Japan. The Japanese economy is currently in a recession. International trade and government policy can significantly affect economic growth.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Japan Smaller Companies Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in securities of Japanese issuers with smaller market capitalizations (those with market capitalizations similar to companies in the Tokyo Stock Exchange Second Section Stock Price Index or the JASDAQ Stock Index).
  Potentially investing in securities of Japanese issuers with larger market capitalizations and non-Japanese issuers.
  Normally investing primarily in common stocks.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Geographic Concentration in Japan. The Japanese economy is currently in a recession. International trade and government policy can significantly affect economic growth. A small number of companies represent a large portion of the Japanese market, as represented by the Tokyo Stock Exchange Second Section Stock Price Index. These companies can be sensitive to adverse political, economic, or regulatory developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Latin America Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in securities of Latin American issuers.
  Normally investing primarily in common stocks.
  Allocating investments across countries considering the size of the market in each country relative to the size of the markets in Latin America as a whole.
  Investing up to 35% of total assets in any industry that accounts for more than 20% of the Latin American market.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in Latin America. The Latin American economies are generally considered emerging markets and can be significantly affected by currency devaluations. In addition, the Latin American economies can be particularly sensitive to fluctuations in commodity prices. A small number of companies and industries represent a large portion of the Latin American market as a whole, and these companies and industries can be sensitive to adverse political, economic, or regulatory developments. The markets in Latin America can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Nordic Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in securities of Danish, Finnish, Norwegian, and Swedish issuers.
  Normally investing primarily in common stocks.
  Allocating investments across countries considering the size of the market in each country relative to the size of the markets in the Nordic region as a whole.
  Investing up to 35% of total assets in any industry that accounts for more than 20% of the Nordic market.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Prospectus

Fund Summary - continued

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Geographic Concentration in Nordic Region. The Nordic economies can be significantly affected by the price of natural resources and their governments' efforts to comply with the restrictions required to join the EMU. A small number of companies and industries represent a large portion of the Nordic market as a whole, and these companies and industries can be sensitive to adverse political, economic, or regulatory developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Pacific Basin Fund seeks growth of capital over the long-term.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in securities of Pacific Basin issuers.
  Normally investing primarily in common stocks.
  Allocating investments across countries considering the size of the market in each country relative to the size of the markets in the Pacific Basin as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in Pacific Basin. Many Pacific Basin economies are generally considered emerging markets and most are currently in recessions. International trade, government policy, and political and social stability can significantly affect economic growth. The markets in the Pacific Basin can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Southeast Asia Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in securities of Southeast Asian issuers.
  Normally investing primarily in common stocks.
  Allocating investments across countries considering the size of the market in each country relative to the size of the markets in Southeast Asia as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Prospectus

Fund Summary - continued

  Geographic Concentration in Southeast Asia. Most Southeast Asian economies are generally considered emerging markets and are currently in recessions. International trade, government policy, and political and social stability can significantly affect economic growth. The markets in Southeast Asia can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Performance

The following information illustrates the changes in each fund's performance from year to year and compares each fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Prior to September 1, 2000, China Region Fund operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies. Prior to February 19, 1993, Emerging Markets Fund operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

The returns in the charts do not include the effect of Canada Fund's, China Region Fund's, Emerging Markets Fund's, Japan Fund's, Japan Smaller Companies Fund's, Latin America Fund's, Nordic Fund's, Pacific Basin Fund's, and Southeast Asia Fund's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

Canada Fund
Calendar Years	1990	1991	1992	1993	1994	1995	1996	1997	1998	1999
	-5.49%	17.68%	-2.87%	25.47%	-11.98%	19.39%	15.96%	6.12%	-14.92%	40.56%

During the periods shown in the chart for Canada Fund, the highest return for a quarter was 31.62% (quarter ended December 31, 1999) and the lowest return for a quarter was -28.11% (quarter ended September 30, 1998).

The year-to-date return as of September 30, 2000 for Canada Fund was 19.97%.

China Region Fund
Calendar Years	1996	1997	1998	1999
	40.99%	-22.05%	-5.34%	84.90%

During the periods shown in the chart for China Region Fund, the highest return for a quarter was 38.17% (quarter ended December 31, 1999) and the lowest return for a quarter was -31.38% (quarter ended December 31, 1997).

The year-to-date return as of September 30, 2000 for China Region Fund was -12.70%.

Prospectus

Fund Summary - continued

Emerging Markets Fund
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999
	6.76%	5.85%	81.76%	-17.93%	-3.18%	10.00%	-40.77%	-26.56%	70.50%

During the periods shown in the chart for Emerging Markets Fund, the highest return for a quarter was 39.73% (quarter ended December 31, 1993) and the lowest return for a quarter was -24.44% (quarter ended September 30, 1998).

The year-to-date return as of September 30, 2000 for Emerging Markets Fund was -22.21%.

Europe Fund
Calendar Years	1990	1991	1992	1993	1994	1995	1996	1997	1998	1999
	-4.59%	4.16%	-2.52%	27.16%	6.26%	18.84%	25.63%	22.89%	20.77%	18.69%

During the periods shown in the chart for Europe Fund, the highest return for a quarter was 21.70% (quarter ended December 31, 1999) and the lowest return for a quarter was -17.36% (quarter ended September 30, 1998).

The year-to-date return as of September 30, 2000 for Europe Fund was -2.30%.

Europe Capital Appreciation Fund
Calendar Years	1994	1995	1996	1997	1998	1999
	6.88%	14.69%	25.89%	24.96%	21.66%	23.76%

During the periods shown in the chart for Europe Capital Appreciation Fund, the highest return for a quarter was 23.07% (quarter ended December 31, 1999) and the lowest return for a quarter was -19.88% (quarter ended September 30, 1998).

The year-to-date return as of September 30, 2000 for Europe Capital Appreciation Fund was -8.20%.

Prospectus

Fund Summary - continued

Japan Fund
Calendar Years	1993	1994	1995	1996	1997	1998	1999
	20.45%	16.46%	-2.13%	-11.19%	-10.73%	13.09%	146.07%

During the periods shown in the chart for Japan Fund, the highest return for a quarter was 37.45% (quarter ended December 31, 1999) and the lowest return for a quarter was -15.47% (quarter ended December 31, 1997).

The year-to-date return as of September 30, 2000 for Japan Fund was -17.85%.

Japan Smaller Companies Fund
Calendar Years	1996	1997	1998	1999
	-24.59%	-30.35%	31.16%	237.41%

During the periods shown in the chart for Japan Smaller Companies Fund, the highest return for a quarter was 41.85% (quarter ended March 31, 1999) and the lowest return for a quarter was -20.10% (quarter ended September 30, 1997).

The year-to-date return as of September 30, 2000 for Japan Smaller Companies Fund was -32.39%.

Latin America Fund
Calendar Years	1994	1995	1996	1997	1998	1999
	-23.17%	-16.46%	30.72%	32.89%	-38.34%	54.90%

During the periods shown in the chart for Latin America Fund, the highest return for a quarter was 35.67% (quarter ended December 31, 1999) and the lowest return for a quarter was -30.76% (quarter ended September 30, 1998).

The year-to-date return as of September 30, 2000 for Latin America Fund was -9.30%.

Prospectus

Fund Summary - continued

Nordic Fund
Calendar Years	1996	1997	1998	1999
	41.69%	12.11%	29.54%	59.51%

During the periods shown in the chart for Nordic Fund, the highest return for a quarter was 39.05% (quarter ended December 31, 1999) and the lowest return for a quarter was -19.42% (quarter ended September 30, 1998).

The year-to-date return as of September 30, 2000 for Nordic Fund was -0.52%.

Pacific Basin Fund
Calendar Years	1990	1991	1992	1993	1994	1995	1996	1997	1998	1999
	-27.21%	12.54%	-7.62%	63.91%	-2.81%	-6.11%	-2.76%	-15.10%	8.26%	119.61%

During the periods shown in the chart for Pacific Basin Fund, the highest return for a quarter was 37.53% (quarter ended December 31, 1999) and the lowest return for a quarter was -25.00% (quarter ended September 30, 1990).

The year-to-date return as of September 30, 2000 for Pacific Basin Fund was -23.49%.

Southeast Asia Fund
Calendar Years	1994	1995	1996	1997	1998	1999
	-21.76%	12.18%	10.16%	-38.88%	-5.79%	91.53%

During the periods shown in the chart for Southeast Asia Fund, the highest return for a quarter was 43.19% (quarter ended December 31, 1999) and the lowest return for a quarter was -28.57% (quarter ended December 31, 1997).

The year-to-date return as of September 30, 2000 for Southeast Asia Fund was -20.45%.

Prospectus

Fund Summary - continued

Average Annual Returns

The returns in the following table include the effect of Canada Fund's, China Region Fund's, Emerging Markets Fund's, Japan Fund's, Japan Smaller Companies Fund's, Latin America Fund's, Nordic Fund's, Pacific Basin Fund's, and Southeast Asia Fund's 3.00% maximum applicable front-end sales charge.

For the periods ended December 31, 1999	Past 1 year	Past 5 years	Past 10 years/ Life of fund
Canada Fund	36.34%	11.25%	7.35%
TSE 300	39.40%	16.19%	8.09%
China Region Fund	79.36%	__	16.84%A
Hang Seng Index	72.93%	19.43%	17.71%A
Fidelity China Region Fund Linked Index	72.93%	19.43%	17.71%A
Lipper China Region Funds Average	62.35%	2.86%	__
Emerging Markets Fund	65.38%	-5.19%	2.92%B
MSCI EMF Index	66.41%	2.00%	13.36%B
Lipper Emerging Markets Funds Average	70.77%	4.78%	__
Europe Fund	18.69%	21.33%	13.16%
MSCI Europe Index	16.16%	22.31%	14.14%
Lipper European Region Funds Average	24.42%	20.88%	11.09%
Europe Capital Appreciation Fund	23.76%	22.13%	19.40%C
MSCI Europe Index	16.16%	22.31%	18.79%C
Lipper European Region Funds Average	24.42%	20.88%	__
Japan Fund	138.69%	15.93%	15.85%D
TOPIX	75.89%	2.31%	6.68%D
Lipper Japanese Funds Average	120.51%	9.48%	__
Japan Smaller Companies Fund	227.29%	__	23.20%A
TOPIX Second Section	146.62%	4.49%	9.32%A
Lipper Japanese Funds Average	120.51%	9.48%	__
Latin America Fund	50.25%	6.10%	7.99%E
MSCI EMF - Latin America Index	58.89%	7.65%	12.21%E
Lipper Latin American Funds Average	60.21%	5.18%	__
Nordic Fund	54.73%	__	31.56%A
FT/S&P - Actuaries World Nordic Index	81.74%	33.30%	33.60%A
Lipper European Region Funds Average	24.42%	20.88%	__
Pacific Basin Fund	113.02%	12.32%	7.98%
MSCI AC Pacific Free Index	57.64%	2.11%	0.41%
MSCI Pacific Index	57.81%	2.55%	0.34%
Lipper Pacific Region Funds Average	92.48%	5.88%	7.17%
Southeast Asia Fund	85.79%	5.74%	8.29%E
MSCI AC Far East Free ex Japan Index	62.11%	0.78%	6.38%E
Lipper Pacific ex Japan Funds Average	73.21%	3.06%	__

A From November 1, 1995.

B From November 1, 1990.

C From December 21, 1993.

D From September 15, 1992.

E From April 19, 1993.

Prospectus

Fund Summary - continued

If FMR had not reimbursed certain fund expenses during these periods, Canada Fund's, Europe Fund's, Japan Fund's, Nordic Fund's, Pacific Basin Fund's, and Southeast Asia Fund's returns would have been lower.

Toronto Stock Exchange (TSE) 300 is a market capitalization-weighted index of 300 stocks traded in the Canadian market.

Hang Seng Index is a market capitalization-weighted index of the stocks of the 33 largest companies in the Hong Kong market.

Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index is a market capitalization-weighted index that is designed to represent the performance of emerging stock markets throughout the world. As of December 31, 1999, the index included over 820 equity securities of companies domiciled in 26 countries.

Morgan Stanley Capital International (MSCI) Europe Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets in Europe. As of December 31, 1999, the index included over 540 equity securities of companies domiciled in 15 European countries.

Tokyo Stock Exchange Stock Price Index (TOPIX) is a market capitalization-weighted index of over 1,300 stocks traded in the Japanese market.

Tokyo Stock Exchange Second Section Stock Price Index (TOPIX Second Section) is a market capitalization-weighted index that reflects the performance of the smaller, less established and newly listed companies of the Tokyo Stock Exchange.

Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) - Latin America Index is a market capitalization-weighted index of approximately 160 stocks traded in seven Latin American markets.

FT/S&P - Actuaries World Nordic Index is a market capitalization-weighted index of over 90 stocks traded in four Scandinavian markets.

Going forward, Pacific Basin Fund's performance will be compared to the Morgan Stanley Capital International All Country (MSCI AC) Pacific Free Index rather than the Morgan Stanley Capital International Pacific Index, because the MSCI AC Pacific Free Index more closely represents the fund's investment strategy.

Morgan Stanley Capital International All Country (MSCI AC) Pacific Free Index is a market capitalization-weighted index that is designed to represent the performance of stock markets in the Pacific region. As of December 31, 1999, the index included over 540 stocks traded in 11 Pacific-region markets.

Morgan Stanley Capital International (MSCI) Pacific Index is a market capitalization-weighted index of approximately 400 stocks traded in six Pacific-region markets.

Morgan Stanley Capital International All Country (MSCI AC) Far East Free ex Japan Index is a market capitalization-weighted index of over 350 stocks traded in eight Asian markets, excluding Japan.

Fidelity China Region Fund Linked Index represents the performance of the Hang Seng Index from the commencement of the fund until September 1, 2000 and the Morgan Stanley Capital International (MSCI) Golden Dragon Plus Index beginning September 1, 2000. Hang Seng Index is a market capitalization-weighted index of the stocks of the 33 largest companies in the Hong Kong market. MSCI Golden Dragon Plus Index is a market capitalization-weighted index designed to represent the performance of the equity markets of Hong Kong, Taiwan, and China, with HSBC Holdings PLC included in Hong Kong at its market capitalization weight.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of a fund. The annual fund operating expenses provided below for Canada Fund, China Region Fund, Emerging Markets Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Japan Smaller Companies Fund, Latin America Fund, Nordic Fund, Pacific Basin Fund, and Southeast Asia Fund do not reflect the effect of any reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Maximum sales charge (load) on purchases (as a % of offering price) for
Canada Fund, China Region Fund, Emerging Markets Fund, Japan Fund, Japan Smaller Companies Fund,
Latin America Fund, Nordic Fund, Pacific Basin Fund, and Southeast Asia Fund only

3.00%A
Sales charge (load) on reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 90 days (as a % of amount redeemed) for Canada Fund, China Region Fund, Emerging Markets Fund, Japan Fund, Japan Smaller Companies Fund, Latin America Fund, Nordic Fund, Pacific Basin Fund, and Southeast Asia Fund only	1.50%
Redemption fee on shares held less than 30 days (as a % of amount redeemed) for Europe Fund and Europe Capital Appreciation Fund only	1.00%
Annual account maintenance fee (for accounts under $2,500)	$12.00

A Lower sales charges may be available for accounts over $250,000.

Prospectus

Fund Summary - continued

Annual fund operating expenses (paid from fund assets)

Canada Fund	Management fee	0.59%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.50%
	Total annual fund operating expenses	1.09%
China Region Fund	Management fee	0.73%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.49%
	Total annual fund operating expenses	1.22%
Emerging Markets Fund	Management fee	0.73%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.66%
	Total annual fund operating expenses	1.39%
Europe Fund	Management fee	0.73%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.36%
	Total annual fund operating expenses	1.09%
Europe Capital Appreciation Fund	Management fee	0.74%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.35%
	Total annual fund operating expenses	1.09%
Japan Fund	Management fee	0.83%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.34%
	Total annual fund operating expenses	1.17%
Japan Smaller Companies Fund	Management fee	0.73%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.34%
	Total annual fund operating expenses	1.07%
Latin America Fund	Management fee	0.73%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.52%
	Total annual fund operating expenses	1.25%
Nordic Fund	Management fee	0.72%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.45%
	Total annual fund operating expenses	1.17%
Pacific Basin Fund	Management fee	0.83%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.42%
	Total annual fund operating expenses	1.25%
Southeast Asia Fund	Management fee	0.88%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.49%
	Total annual fund operating expenses	1.37%

Prospectus

Fund Summary - continued

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses are shown in the table below.

Total Operating Expenses
Canada Fund	1.06%
China Region Fund	1.21%
Emerging Markets Fund	1.35%
Europe Fund	1.05%
Europe Capital Appreciation Fund	1.04%
Japan Fund	1.16%
Japan Smaller Companies Fund	1.06%
Latin America Fund	1.23%
Nordic Fund	1.15%
Pacific Basin Fund	1.22%
Southeast Asia Fund	1.35%

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account at the end of each time period indicated:

Canada Fund	1 year	$ 408
	3 years	$ 636
	5 years	$ 883
	10 years	$ 1,589
China Region Fund	1 year	$ 421
	3 years	$ 676
	5 years	$ 950
	10 years	$ 1,733
Emerging Markets Fund	1 year	$ 437
	3 years	$ 727
	5 years	$ 1,038
	10 years	$ 1,919
Europe Fund	1 year	$ 111
	3 years	$ 347
	5 years	$ 601
	10 years	$ 1,329
Europe Capital Appreciation Fund	1 year	$ 111
	3 years	$ 347
	5 years	$ 601
	10 years	$ 1,329
Japan Fund	1 year	$ 416
	3 years	$ 660
	5 years	$ 924
	10 years	$ 1,678
Japan Smaller Companies Fund	1 year	$ 406
	3 years	$ 630
	5 years	$ 872
	10 years	$ 1,566
Latin America Fund	1 year	$ 424
	3 years	$ 685
	5 years	$ 966
	10 years	$ 1,766
Nordic Fund	1 year	$ 416
	3 years	$ 660
	5 years	$ 924
	10 years	$ 1,678
Pacific Basin Fund	1 year	$ 424
	3 years	$ 685
	5 years	$ 966
	10 years	$ 1,766
Southeast Asia Fund	1 year	$ 435
	3 years	$ 721
	5 years	$ 1,027
	10 years	$ 1,897

Prospectus

Fund Basics

Investment Details

Investment Objective

Canada Fund seeks growth of capital over the long term.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in securities of Canadian issuers. FMR may also invest the fund's assets in U.S. issuers. FMR normally invests the fund's assets primarily in common stocks.

FMR may invest up to 35% of the fund's total assets in any industry that accounts for more than 20% of the Canadian market as a whole, as represented by an index determined by FMR to be an appropriate measure of the Canadian market. FMR intends to measure the percentage of the index represented by each industry no less frequently than once per month. As of October 31, 2000, the telephone equipment industry accounted for approximately 24% of the TSE 300.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

China Region Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in securities of Hong Kong, Taiwanese, and Chinese issuers. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different China Region countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in the China Region as a whole.

FMR may invest up to 35% of the fund's total assets in any industry that accounts for more than 20% of the Hong Kong, Taiwanese, and Chinese market as a whole, as represented by an index determined by FMR to be an appropriate measure of the market. FMR intends to measure the percentage of the index represented by each industry no less frequently than once per month. As of October 31, 2000, the commercial banking industry accounted for approximately 27% of the MSCI Golden Dragon Plus Index.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Emerging Markets Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in securities of issuers in emerging markets. Emerging markets include countries that have an emerging stock market as defined by S&P, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. For example, countries in the MSCI EMF Index and Hong Kong are considered to be emerging. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may havethe potential for rapid economic growth. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different emerging market countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in countries considered emerging markets as a whole.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Europe Fund seeks growth of capital over the long term.

Prospectus

Fund Basics - continued

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in securities of European issuers. Europe includes Austria, Belgium, Belarus, Bulgaria, the Czech Republic, Denmark, Estonia, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Latvia, Lithuania, Luxembourg, the Netherlands, Norway, Poland, Portugal, Russia, Slovakia, Slovenia, Spain, Sweden, Switzerland, Turkey, and the United Kingdom. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different European countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in Europe as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Europe Capital Appreciation Fund seeks long-term capital appreciation.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in securities of European issuers. Europe includes Austria, Belgium, Belarus, Bulgaria, the Czech Republic, Denmark, Estonia, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Latvia, Lithuania, Luxembourg, the Netherlands, Norway, Poland, Portugal, Russia, Slovakia, Slovenia, Spain, Sweden, Switzerland, Turkey, and the United Kingdom. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different European countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in Europe as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Japan Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in securities of Japanese issuers. FMR normally invests the fund's assets primarily in common stocks.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Japan Smaller Companies Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in securities of Japanese issuers with smaller market capitalizations. Smaller market capitalization issuers are those whose market capitalization is similar to the market capitalization of companies in the TOPIX Second Section or the JASDAQ Stock Index at the time of the fund's investment. Issuers whose capitalization no longer meets this definition after purchase continue to be considered to have a smaller market capitalization for purposes of the 65% policy. As of October 31, 2000, the Tokyo Stock Exchange Second Section Stock Price Index included companies with capitalizations between $6.0 million and $6.0 billion and the JASDAQ Stock Index included companies with capitalizations between $1.8 million and $10.0 million. The size of companies in these indexes changes with market conditions and the composition of the indexes. FMR may also invest the fund's assets in Japanese issuers with larger market capitalizations and in non-Japanese issuers. FMR normally invests the fund's assets primarily in common stocks.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Latin America Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in securities of Latin American issuers. Latin America includes Argentina, Brazil, Chile, Colombia, Ecuador, Mexico, Peru, Panama, and Venezuela. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different Latin American countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in Latin America as a whole.

FMR may invest up to 35% of the fund's total assets in any industry that accounts for more than 20% of the Latin American market as a whole, as represented by an index determined by FMR to be an appropriate measure of the market. FMR intends to measure the percentage of the index represented by each industry no less frequently than once per month. As of October 31, 2000, the telephone services industry accounted for approximately 23% of the MSCI EMF - Latin America Index.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Nordic Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in securities of Danish, Finnish, Norwegian, and Swedish issuers. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different Nordic countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in the Nordic region as a whole.

FMR may invest up to 35% of the fund's total assets in any industry that accounts for more than 20% of the Nordic market as a whole, as represented by an index determined by FMR to be an appropriate measure of the market. FMR intends to measure the percentage of the index represented by each industry no less than once per month. As of October 31, 2000, the television and radio communication equipment industry accounted for approximately 48% of the FT/S&P - Actuaries World Nordic.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Pacific Basin Fund seeks growth of capital over the long-term.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in securities of Pacific Basin issuers. The Pacific Basin includes Australia, Hong Kong, Indonesia, Japan, South Korea, Malaysia, New Zealand, the People's Republic of China, the Philippines, Singapore, Taiwan, and Thailand. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different Pacific Basin countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in the Pacific Basin as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Southeast Asia Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in securities of Southeast Asian issuers. Southeast Asia includes Hong Kong, Indonesia, South Korea, Malaysia, the Philippines, the People's Republic of China, Singapore, Taiwan, and Thailand. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different Southeast Asian countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in Southeast Asia as a whole.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular country or group of countries, each fund's performance is expected to be closely tied to economic and political conditions within that country or group of countries and to be more volatile than the performance of more geographically diversified funds. Because FMR may invest a significant percentage of the assets of each of Canada Fund, China Region Fund, Latin America Fund, and Nordic Fund in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse changes in economic or political conditions. In addition, because FMR may invest a significant percentage of the assets of each of Canada Fund, China Region Fund, Emerging Markets Fund, Japan Smaller Companies Fund, Latin America Fund, Nordic Fund, and Southeast Asia Fund in a single issuer, the fund's performance could be closely tied to the market value of that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Prospectus

Fund Basics - continued

Geographic Concentration. Political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.

Asia. Asia includes countries in all stages of economic development, from the highly developed economy of Japan to the emerging market economy of the People's Republic of China. Most Asian economies are characterized by over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports, and economic recessions. Currency devaluations in any one country can have a significant effect on the entire region. Recently, the markets in each Asian country have suffered significant downturns as well as significant volatility. Increased political and social unrest in some or all Asian countries could cause further economic and market uncertainty.

The China Region economies are dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. In addition, the Taiwanese economy can be significantly affected by security threats from the People's Republic of China. The willingness and ability of the Chinese government to support the Hong Kong and Chinese economies and markets is uncertain. China has yet to develop comprehensive securities, corporate, or commercial laws, and its market is relatively new and undeveloped. Changes in government policy could significantly affect the markets in both Hong Kong and China. A small number of industries, including the commercial banking industry, represent a large portion of the Hong Kong, Taiwanese, and Chinese market as a whole. The commercial banking industry can be significantly affected by interest rate and currency fluctuations, changes in market regulation, and political and economic developments in the Asian region. The China Region market also tends to be relatively concentrated in certain issuers. For example, as of October 31, 2000, HSBC Holdings and Hutchison Whampoa Ltd. accounted for approximately 27%, and 11%, respectively, of the MSCI Golden Dragon Plus Index.

The Japanese economy is currently in a recession. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan's largest single trading partner, but close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. The Japanese market, as represented by the TOPIX Second Section, tends to be relatively concentrated in certain issuers. For example, as of October 31, 2000, Fujitsu Ltd. accounted for approximately 11% of the TOPIX Second Section.

The Pacific Basin economies are in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. Many of the Pacific Basin economies are deteriorating in recessions. Many of their economies are characterized by high inflation, undeveloped financial services sectors, and heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and general economic conditions have resulted in significant market downturns and volatility. The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources.

The Southeast Asia economies are generally in recessions. Many of their economies are characterized by high inflation, undeveloped financial services sectors, and heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and general economic conditions have resulted in significant market downturns and volatility.

Canada. The Canadian and U.S. economies are closely integrated. The United States is Canada's largest trading partner and foreign investor. Canada is a major producer of forest products, metals, agricultural products, and energy-related products, such as oil, gas, and hydroelectricity. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market. A small number of industries, including the telephone equipment industry, represent a large portion of the Canadian market. The telephone equipment industry can be significantly affected by increasing competition, rapid technological innovation, product obsolescence, acquisitions and business alliances, and the relative instability of markets in which a significant percentage of their products are sold. The Canadian market also tends to be relatively concentrated in certain issuers. For example, as of October 31, 2000, Nortel Networks accounted for approximately 23% of the TSE 300.

Europe. Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the EMU, which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in Europe is historically high. Many Eastern European countries continue to move toward market economies. However, their markets remain relatively undeveloped and can be particularly sensitive to political and economic developments. The tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe.

The Nordic economies are dependent on the export of natural resources and natural resource products. Efforts to comply with the EMU restrictions by Finland, Denmark, and Sweden have resulted in reduced government spending and higher unemployment. Norway has elected not to join the EU and the EMU and, as a result, has more flexibility to pursue different fiscal and economic goals. A small number of industries, including the television and radio communication equipment industry, represent a large portion of the Nordic market as a whole. The television and radio communications equipment industry can be significantly affected by increasing competition, rapid technological innovation, product obsolescence, acquisitions and business alliances, and the relative instability of markets in which a significant percentage of their products are sold. The Nordic market also tends to be relatively concentrated in certain issuers. For example, as of October 31, 2000, Nokia Corporation and Ericsson (LM) Telephone Co. accounted for approximately 32% and 16%, respectively, of the FT/S&P - Actuaries World Nordic Index.

Prospectus

Fund Basics - continued

Latin America. The economies of countries in Latin America are all considered emerging market economies. High interest, inflation, and unemployment rates generally characterize each economy. Currency devaluations in any country can have a significant affect on the entire region. Because commodities such as agricultural products, minerals, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices. Recently, the markets in many Latin American countries have experienced significant downturns as well as significant volatility. A small number of industries, including the telephone services industry, represent a large portion of the Latin American market as a whole. The telephone services industry can be significantly affected by increasing competition, government regulation, and financing difficulties. The Latin American market also tends to be relatively concentrated in certain issuers. For example, as of October 31, 2000, Telefonos De Mexico SA accounted for approximately 14% of the MSCI EMF-Latin America Index.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Canada Fund seeks growth of capital over the long term.

China Region Fund seeks long-term growth of capital.

Emerging Markets Fund seeks capital appreciation.

Europe Fund seeks growth of capital over the long term.

Europe Capital Appreciation Fund seeks long-term capital appreciation.

Japan Fund seeks long-term growth of capital.

Japan Smaller Companies Fund seeks long-term growth of capital.

Latin America Fund seeks long-term growth of capital.

Nordic Fund seeks long-term growth of capital.

Pacific Basin Fund seeks growth of capital over the long term.

Southeast Asia Fund seeks capital appreciation.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

Each fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing the fund's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services LLC (FBS LLC). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

For account, product, and service information, please use the following web site and phone numbers:

  For information over the Internet, visit Fidelity's web site at www.fidelity.com.
  For accessing account information automatically by phone, use Fidelity Automated Service Telephone (FAST®), 1-800-544-5555.
  For exchanges, redemptions, and account assistance, 1-800-544-6666.
  For mutual fund and brokerage information, 1-800-544-6666.
  For retirement information, 1-800-544-4774.
  TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time).

Please use the following addresses:

Buying Shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling Shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-9865

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

You may buy or sell shares of the funds through a retirement account or an investment professional. If you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in a fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Retirement For tax-advantaged retirement savings
Traditional Individual Retirement Accounts (IRAs)
Roth IRAs
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
Keogh Plans
SIMPLE IRAs
Simplified Employee Pension Plans (SEP-IRAs)
Salary Reduction SEP-IRAs (SARSEPs)
403(b) Custodial Accounts
Deferred Compensation Plans (457 Plans)
Gifts or Transfers to a Minor (UGMA, UTMA) To invest for a child's education or other future needs
Trust For money being invested by a trust
Business or Organization For investment needs of corporations, associations, partnerships, or other groups

Buying Shares

The price to buy one share of Europe Fund or Europe Capital Appreciation Fund is the fund's NAV. Each fund's shares are sold without a sales charge. The price to buy one share of Canada Fund, China Region Fund, Emerging Markets Fund, Japan Fund, Japan Smaller Companies Fund, Latin America Fund, Nordic Fund, Pacific Basin Fund, or Southeast Asia Fund is the fund's offering price or the fund's NAV, depending on whether you pay a sales charge.

If you pay a sales charge, your price will be the fund's offering price. When you buy shares of a fund at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in the fund. If you qualify for a sales charge waiver, your price will be the fund's NAV.

The offering price of Canada Fund, China Region Fund, Emerging Markets Fund, Japan Fund, Japan Smaller Companies Fund, Latin America Fund, Nordic Fund, Pacific Basin Fund, or Southeast Asia Fund is the fund's NAV divided by the difference between one and the applicable sales charge percentage. The maximum sales charge is 3.00% of the offering price.

Prospectus

Shareholder Information - continued

Your shares will be bought at the next offering price or NAV, as applicable, calculated after your investment is received in proper form.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Minimums

To Open an Account	$2,500
For certain Fidelity retirement accountsA	$500
To Add to an Account	$250
Through regular investment plans	$100
Minimum Balance	$2000
For certain Fidelity retirement accountsA	$500

A Fidelity Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

There is no minimum account balance or initial or subsequent purchase minimum for investments through Portfolio Advisory ServicesSM , a qualified state tuition program, certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, each fund may waive or lower purchase minimums in other circumstances.

Key Information
Phone 1-800-544-6666

To Open an Account

  Exchange from another Fidelity fund. Call the phone number at left.

To Add to an Account

  Exchange from another Fidelity fund. Call the phone number at left.
  Use Fidelity Money Line® to transfer from your bank account.

Internet www.fidelity.com

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund. Mail to the address under "Mail" below.

To Add to an Account

  Exchange from another Fidelity fund.
  Use Fidelity Money Line to transfer from your bank account.

Mail Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund. Mail to the address at left.

To Add to an Account

  Make your check payable to the complete name of the fund. Indicate your fund account number on your check and mail to the address at left.
  Exchange from another Fidelity fund. Send a letter of instruction to the address at left, including your name, the funds' names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person

To Open an Account

  Bring your application and check to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you.

To Add to an Account

  Bring your check to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you.

Wire

To Open an Account

  Call 1-800-544-6666 to set up your account and to arrange a wire transaction.
  Wire within 24 hours to: Bankers Trust Company, Bank Routing # 021001033, Account # 00163053.
  Specify the complete name of the fund and include your new fund account number and your name.

To Add to an Account

  Wire to: Bankers Trust Company, Bank Routing # 021001033, Account # 00163053.
  Specify the complete name of the fund and include your fund account number and your name.

Automatically	To Open an Account Not available. To Add to an Account Use Fidelity Automatic Account Builder® or Direct Deposit. Use Fidelity Automatic Exchange Service to exchange from a Fidelity money market fund.

Selling Shares

The price to sell one share of each fund is the fund's NAV, minus the redemption fee (short-term trading fee), if applicable.

Canada Fund, China Region Fund, Emerging Markets Fund, Japan Fund, Japan Smaller Companies Fund, Latin America Fund, Nordic Fund, Pacific Basin Fund, and Southeast Asia Fund will deduct a short-term trading fee of 1.50% from the redemption amount if you sell your shares after holding them less than 90 days. Europe Fund and Europe Capital Appreciation Fund will deduct a short-term trading fee of 1.00% from the redemption amount if you sell your shares after holding them less than 30 days. Trading fees are paid to the funds rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  Your account registration has changed within the last 15 or 30 days, depending on your account;
  The check is being mailed to a different address than the one on your account (record address);
  The check is being made payable to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts), except accounts not subject to account minimums.
  Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.

To sell shares issued with certificates, call Fidelity for instructions. Each fund no longer issues share certificates.

Prospectus

Shareholder Information - continued

Key Information
Phone 1-800-544-6666
  Call the phone number at left to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Money Line to transfer to your bank account.
  Exchange to another Fidelity fund. Call the phone number at left.

Internet www.fidelity.com	Exchange to another Fidelity fund. Use Fidelity Money Line to transfer to your bank account.
Mail Fidelity Investments P.O. Box 660602 Dallas, TX 75266-9865

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Send a letter of instruction to the address at left, including your name, the fund's name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call 1-800-544-6666 to request one.

Trust

  Send a letter of instruction to the address at left, including the trust's name, the fund's name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to the address at left, including the firm's name, the fund's name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call 1-800-544-6666 for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Bring a letter of instruction to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit a Fidelity Investor Center to request one. Call 1-800-544-9797 for the center nearest you.

Trust

  Bring a letter of instruction to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit a Fidelity Investor Center for instructions. Call 1-800-544-9797 for the center nearest you.

Automatically	Use Personal Withdrawal Service to set up periodic redemptions from your account.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The fund you are exchanging into must be available for sale in your state.
  You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
  Before exchanging into a fund, read its prospectus.
  Exchanges may have tax consequences for you.
  Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.
  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
  Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Prospectus

Shareholder Information - continued

Account Features and Policies

Features

The following features are available to buy and sell shares of the funds.

Automatic Investment and Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Fidelity Automatic Account Builder To move money from your bank account to a Fidelity fund.
Minimum $100	Frequency Monthly or quarterly

Procedures

  To set up for a new account, complete the appropriate section on the application.
  To set up for existing accounts, call 1-800-544-6666 or visit Fidelity's web site for an application.
  To make changes, call 1-800-544-6666 at least three business days prior to your next scheduled investment date.

Direct Deposit To send all or a portion of your paycheck or government check to a Fidelity fund.A
Minimum $100	Frequency Every pay period

Procedures

  To set up for a new account, check the appropriate box on the application.
  To set up for an existing account, call 1-800-544-6666 or visit Fidelity's web site for an authorization form.
  To make changes you will need a new authorization form. Call 1-800-544-6666 or visit Fidelity's web site to obtain one.

A Because their share prices fluctuate, these funds may not be appropriate choices for direct deposit of your entire check.
Fidelity Automatic Exchange Service To move money from a Fidelity money market fund to another Fidelity fund.
Minimum $100	Frequency Monthly, bimonthly, quarterly, or annually	Procedures To set up, call 1-800-544-6666 after both accounts are opened. To make changes, call 1-800-544-6666 at least three business days prior to your next scheduled exchange date.
Personal Withdrawal Service To set up periodic redemptions from your account to you or to your bank account.
Frequency Monthly

Procedures

  To set up, call 1-800-544-6666.
  To make changes, call Fidelity at 1-800-544-6666 at least three business days prior to your next scheduled withdrawal date.
  Because of Canada Fund's, China Region Fund's, Emerging Markets Fund's, Japan Fund's, Japan Smaller Companies Fund's, Latin America Fund's, Nordic Fund's, Pacific Basin Fund's, and Southeast Asia Fund's front-end sales charge, you may not want to set up a systematic withdrawal program when you are buying Canada Fund's, China Region Fund's, Emerging Markets Fund's, Japan Fund's, Japan Smaller Companies Fund's, Latin America Fund's, Nordic Fund's, Pacific Basin Fund's, and Southeast Asia Fund's shares on a regular basis.

Prospectus

Shareholder Information - continued

Other Features. The following other features are also available to buy and sell shares of the funds.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account, or call 1-800-544-6666 to add the feature after your account is opened. Call 1-800-544-6666 before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

Fidelity Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Money Line feature before using it. Complete the appropriate section on the application and then call 1-800-544-6666 or visit Fidelity's web site before your first use to verify that this feature is set up on your account.
  Most transfers are complete within three business days of your call.
  Minimum purchase: $100
  Maximum purchase: $100,000

Fidelity On-Line Xpress+® To manage your investments through your PC.

Call 1-800-544-0240 or visit Fidelity's web site for more information.

  For account balances and holdings;
  To review recent account history;
  For mutual fund and brokerage trading; and
  For access to research and analysis tools.

Fidelity Online Trading To access and manage your account over the Internet at Fidelity's web site.
  For account balances and holdings;
  To review recent account history;
  To obtain quotes;
  For mutual fund and brokerage trading; and
  To access third-party research on companies, stocks, mutual funds, and the market.

FAST To access and manage your account automatically by phone using touch tone or speech recognition.

Call 1-800-544-5555.

  For account balances and holdings;
  For mutual fund and brokerage trading;
  To obtain quotes;
  To review orders and mutual fund activity; and
  To change your personal identification number (PIN).

Prospectus

Shareholder Information - continued

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 5000, Cincinnati, Ohio 45273-8692.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

Fidelity may deduct an annual maintenance fee of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBS LLC which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

If your account balance falls below $2,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day your account is closed.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each fund's distributions:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.

Prospectus

Shareholder Information - continued

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income, while each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of March 31, 2000, FMR had approximately $639.1 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for each fund. As of September 28, 2000, FIIA had approximately $6.5 billion in discretionary assets under management. Currently, FIIA is primarily responsible for choosing investments for China Region Fund and Southeast Asia Fund. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Canada Fund, Emerging Markets Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Japan Smaller Companies Fund, Latin America Fund, Nordic Fund, and Pacific Basin Fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for each fund. As of September 28, 2000, FIIA(U.K.)L had approximately $4.1 billion in discretionary assets under management. Currently, FIIA(U.K.)L is primarily responsible for choosing investments for Europe Fund and Nordic Fund. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Canada Fund, China Region Fund, Emerging Markets Fund, Europe Capital Appreciation Fund, Japan Fund, Japan Smaller Companies Fund, Latin America Fund, Pacific Basin Fund, and Southeast Asia Fund.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for China Region Fund, Emerging Markets Fund, Japan Fund, Japan Smaller Companies Fund, Pacific Basin Fund, and Southeast Asia Fund. As of September 28, 2000, FIJ had approximately $28.3 billion in discretionary assets under management. Currently, FIJ is primarily responsible for choosing investments for Japan Fund and Japan Smaller Companies Fund. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for China Region Fund, Emerging Markets Fund, Pacific Basin Fund, and Southeast Asia Fund. FIJ may provide investment research and advice on issuers based outside the United States for Canada Fund, Europe Fund, Europe Capital Appreciation Fund, Latin America Fund, and Nordic Fund.

Beginning January 1, 2001, FMR Co., Inc. (FMRC) will serve as a sub-adviser for each fund. FMRC will be primarily responsible for choosing investments for Canada Fund, Emerging Markets Fund, Europe Capital Appreciation Fund, Latin America Fund, and Pacific Basin Fund. FMRC may provide investment advisory services for China Region Fund, Europe Fund, Japan Fund, Japan Smaller Companies Fund, Nordic Fund, and Southeast Asia Fund. FMRC is a wholly-owned subsidiary of FMR.

Stephen Binder is vice president and manager of Canada Fund, which he has managed since October 1999. Since joining Fidelity in 1989, Mr. Binder has worked as a research analyst and manager.

Ian Hart is manager of Europe Capital Appreciation Fund, which he has managed since April 2000. He also managed other Fidelity funds. Since joining Fidelity in 1994, Mr. Hart has worked as a research analyst and manager.

Yoko Ishibashi is manager of Japan Fund, which she has managed since June 2000. Since joining Fidelity in 1994, Ms. Ishibashi has worked as an analyst and manager.

William Kennedy is vice president and manager of Pacific Basin Fund, which he has managed since December 1998. He also manages another Fidelity fund. Since joining Fidelity in 1994, Mr. Kennedy has worked as a research analyst and manager.

Allan Liu is vice president and manager of Southeast Asia Fund, which he has managed since April 1993. Since joining Fidelity in 1986, Mr. Liu has worked as a research analyst and manager.

Kenichi Mizushita is manager of Japan Smaller Companies Fund, which he has managed since December 1996. He also manages funds for Fidelity International Limited. Since joining Fidelity in 1985, Mr. Mizushita has worked as a research analyst and manager.

Patricia Satterthwaite is vice president and manager of Emerging Markets Fund, and Latin America Fund, which she has managed since April 2000 and April 1993, respectively. She also manages other Fidelity funds. Since joining Fidelity in 1986, Ms. Satterthwaite has worked as a research analyst and manager

Thierry Serero is manager of Europe Fund, which he has managed since October 1998. Since joining Fidelity in 1991, he has worked as a research analyst and manager.

Trygve Toraasen is manager of Nordic Fund, which he has managed since June 1998. Since joining Fidelity in 1994, Mr. Toraasen has worked as a research analyst and manager.

Joseph Tse is manager of China Region Fund, which he has managed since November 1995. He also manages funds for Fidelity International Limited. Since joining Fidelity in 1990, Mr. Tse has worked as a research analyst and manager.

Prospectus

Fund Services - continued

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

For China Region Fund, Emerging Markets Fund, Japan Smaller Companies Fund, Latin America Fund, and Nordic Fund, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

For Canada Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Pacific Basin Fund, and Southeast Asia Fund, the fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well Canada Fund has performed relative to the TSE 300, Europe Fund has performed relative to the MSCI Europe Index, Europe Capital Appreciation Fund has performed relative to the MSCI Europe Index, Japan Fund has performed relative to the TOPIX, Pacific Basin Fund has performed relative to the MSCI Pacific Index, or Southeast Asia Fund has performed relative to the MSCI AC Far East Free ex Japan Index.

For the period prior to April 1, 2001, Pacific Basin compared its performance to the MSCI Pacific Index. For the period beginning April 1, 2001, Pacific Basin compares its performance to the MSCI AC Pacific Free Index. Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period Pacific Basin's performance will be compared to a blended index return that reflects the performance of the MSCI AC Pacific Free Index for the portion of the 36 month performance measurement period beginning April 1, 2001 and the performance of the MSCI Pacific Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the MSCI Pacific Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the MSCI AC Pacific Free Index.

Management fee	=	Basic fee	+/-	Performance adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For October 2000, the group fee rate was 0.2755%. The individual fund fee rate is 0.45% for each fund.

The basic fee for Canada Fund, Europe Fund, and Europe Capital Appreciation Fund for the fiscal year ended October 31, 2000, was 0.72% of the fund's average net assets. The basic fee for Japan Fund and Southeast Asia Fund for the fiscal year ended October 31, 2000, was 0.73% of the fund's average net assets. The basic fee for Pacific Basin Fund for the fiscal year ended October 31, 2000, was 0.74% of the fund's average net assets.

The performance adjustment rate is calculated monthly by comparing over the performance period Canada Fund's performance to that of the TSE 300, Europe Fund's performance to that of the MSCI Europe Index, Europe Capital Appreciation Fund's performance to that of the MSCI Europe Index, Japan Fund's performance to that of the TOPIX, Pacific Basin Fund's performance to that of the MSCI Pacific Index, and Southeast Asia Fund's performance to that of the MSCI AC Far East Free ex Japan Index.

For Canada Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Pacific Basin Fund, and Southeast Asia Fund, the performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate is ±0.20% of the fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended October 31, 2000, for each fund is shown in the table below.

	Total Management Fee
Canada Fund	0.59%
China Region Fund	0.73%
Emerging Markets Fund	0.73%
Europe Fund	0.73%
Europe Capital Appreciation Fund	0.74%
Japan Fund	0.83%
Japan Smaller Companies Fund	0.73%
Latin America Fund	0.73%
Nordic Fund	0.72%
Pacific Basin Fund	0.83%
Southeast Asia Fund	0.88%

Prospectus

Fund Services - continued

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR will pay FMRC for providing sub-advisory services.

FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements may be discontinued by FMR at any time, can decrease a fund's expenses and boost its performance.

Fund Distribution

FDC distributes each fund's shares.

You may pay a sales charge when you buy your shares of Canada Fund, China Region Fund, Emerging Markets Fund, Japan Fund, Japan Smaller Companies Fund, Latin America Fund, Nordic Fund, Pacific Basin Fund, or Southeast Asia Fund.

FDC collects the sales charge.

Canada Fund's, China Region Fund's, Emerging Markets Fund's, Japan Fund's, Japan Smaller Companies Fund's, Latin America Fund's, Nordic Fund's, Pacific Basin Fund's, and Southeast Asia Fund's sales charge may be reduced if you buy directly through Fidelity or through prototype or prototype-like retirement plans sponsored by FMR or FMR Corp. The amount you invest, plus the value of your account, must fall within the ranges shown below. Purchases made with assistance or intervention from a financial intermediary are not eligible for a sales charge reduction.

	Sales Charge
Ranges	As a % of offering price	As an approximate % of net amount invested
$0 - 249,999	3.00%	3.09%
$250,000 - 499,999	2.00%	2.04%
$500,000 - 999,999	1.00%	1.01%
$1,000,000 or more	none	none

FDC may pay a portion of sales charge proceeds to securities dealers who have sold Canada Fund's, China Region Fund's, Emerging Markets Fund's, Japan Fund's, Japan Smaller Companies Fund's, Latin America Fund's, Nordic Fund's, Pacific Basin Fund's, or Southeast Asia Fund's shares, or to others, including banks and other financial institutions (qualified recipients), under special arrangements in connection with FDC's sales activities. The sales charge paid to qualified recipients is 1.50% of a fund's offering price.

The sales charge will also be reduced by the percentage of any sales charge you previously paid on investments in other Fidelity funds or by the percentage of any sales charge you would have paid if the reductions in the table above had not existed. These sales charge credits only apply to purchases made in one of the ways listed below, and only if you continuously owned Fidelity fund shares, maintained a Fidelity brokerage core account, or participated in The CORPORATEplan for Retirement Program.

1. By exchange from another Fidelity fund.

2. With proceeds from a transaction in a Fidelity brokerage core account, including any free credit balance, core money market fund, or margin availability, to the extent such proceeds were derived from redemption proceeds from another Fidelity fund.

3. As a participant in The CORPORATEplan for Retirement Program when shares are bought through plan-qualified loan repayments, and for exchanges into and out of the Managed Income Portfolio.

Canada Fund's, China Region Fund's, Emerging Markets Fund's, Japan Fund's, Japan Smaller Companies Fund's, Latin America Fund's, Nordic Fund's, Pacific Basin Fund's, and Southeast Asia Fund's sales charge will not apply:

1. If you buy shares as part of an employee benefit plan having more than 200 eligible employees or a minimum of $3 million in plan assets invested in Fidelity mutual funds.

2. To shares in a Fidelity account bought with the proceeds of a distribution from an employee benefit plan, provided that at the time of the distribution, the employer or its affiliate maintained a plan that both qualified for waiver (1) above and had at least some of its assets invested in Fidelity-managed products. (Distributions transferred to an IRA account must be transferred within 60 days from the date of the distribution. All other distributions must be transferred directly into a Fidelity account.)

3. If you are a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more.

4. If you buy shares for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code).

5. If you are an investor participating in the Fidelity Trust Portfolios program.

6. To shares bought by a mutual fund or a qualified state tuition program for which FMR or an affiliate serves as investment manager.

7. To shares bought through Portfolio Advisory Services or Fidelity Charitable Advisory Services.

8. If you are a current or former trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee.

Prospectus

Fund Services - continued

9. If you are a bank trust officer, registered representative, or other employee of a qualified recipient, as defined on page <Click Here>.

10. To contributions and exchanges to a prototype or prototype-like retirement plan sponsored by FMR Corp. or FMR and which is marketed and distributed directly to plan sponsors or participants without any assistance or intervention from any intermediary distribution channel.

11. If you invest through a non-prototype pension or profit-sharing plan that maintains all of its mutual fund assets in Fidelity mutual funds, provided the plan executes a Fidelity non-prototype sales charge waiver agreement confirming its qualification.

12. If you are a registered investment adviser (RIA) buying for your discretionary accounts, provided you execute a Fidelity RIA load waiver agreement which specifies certain aggregate minimum and operating provisions. Except for correspondents of National Financial Services LLC (NFS), this waiver is available only for shares bought directly from Fidelity, and is unavailable if the RIA is part of an organization principally engaged in the brokerage business.

13. If you are a trust institution or bank trust department buying for your non-discretionary, non-retirement fiduciary accounts, provided you execute a Fidelity Trust load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares bought either directly from Fidelity or through a bank-affiliated broker, and is unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

More detailed information about waivers (1), (2), (5), (9), (10), and (12) is contained in the statement of additional information (SAI). A representative of your plan or organization should call Fidelity for more information.

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive sales concessions and payments made pursuant to a Distribution and Service Plan, qualified recipients must sign the appropriate agreement with FDC in advance.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each fund's financial history for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP (for Canada Fund, China Region Fund, Emerging Markets Fund, Europe Fund, Japan Fund, Japan Smaller Companies Fund, Latin America Fund, Nordic Fund, Pacific Basin Fund, and Southeast Asia Fund) and Deloitte & Touche LLP (for Europe Capital Appreciation Fund), independent accountants, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

Canada Fund

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 15.91	$ 13.14	$ 18.88	$ 21.84	$ 17.55
Income from Investment Operations
Net investment income C	1.98 E	.04	.09	.03	.08
Net realized and unrealized gain (loss)	4.32	2.78	(3.70)	1.39	4.27
Total from investment operations	6.30	2.82	(3.61)	1.42	4.35
Less Distributions
From net investment income	(.03)	(.07)	(.05)	(.13)	(.08)
From net realized gain	-	-	(2.08)	(4.29)	-
Total distributions	(.03)	(.07)	(2.13)	(4.42)	(.08)
Redemption fees added to paid in capital	.09	.02	-	.04	.02
Net asset value, end of period	$ 22.27	$ 15.91	$ 13.14	$ 18.88	$ 21.84
Total Return A, B	40.22%	21.71%	(21.27)%	8.21%	24.99%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 163,025	$ 43,770	$ 47,422	$ 96,458	$ 129,671
Ratio of expenses to average net assets	1.09%	1.22%	.94%	.93%	1.01%
Ratio of expenses to average net assets after expense reductions	1.06% D	1.06% D	.80% D	.92% D	.98% D
Ratio of net investment income to average net assets	9.00%	.26%	.57%	.18%	.40%
Portfolio turnover rate	97%	286%	215%	139%	139%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the one time sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

E Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $1.97 per share.

Prospectus

Appendix - continued

China Region Fund

Years ended October 31,	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.15	$ 10.25	$ 11.06	$ 12.97	$ 10.00
Income from Investment Operations
Net investment income C	.10	.19	.31	.17	.29
Net realized and unrealized gain (loss)	.80	3.98	(1.10)	(1.95)	2.64
Total from investment operations	.90	4.17	(.79)	(1.78)	2.93
Less Distributions
From net investment income	(.17)	(.32)	(.06)	(.14)	(.01)
From net realized gain	-	-	-	(.08)	-
Total distributions	(.17)	(.32)	(.06)	(.22)	(.01)
Redemption fees added to paid in capital	.08	.05	.04	.09	.05
Net asset value, end of period	$ 14.96	$ 14.15	$ 10.25	$ 11.06	$ 12.97
Total Return A, B	6.77%	42.44%	(6.85)%	(13.36)%	29.83%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 179,709	$ 161,518	$ 140,824	$ 177,416	$ 109,880
Ratio of expenses to average net assets	1.22%	1.34%	1.41%	1.31%	1.62%
Ratio of expenses to average net assets after expense reductions	1.21% D	1.32% D	1.40% D	1.31%	1.62%
Ratio of net investment income to average net assets	.55%	1.59%	3.07%	1.18%	2.53%
Portfolio turnover rate	103%	84%	109%	174%	118%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the one time sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

E For the period November 1, 1995 (commencement of operations) to October 31, 1996.

Emerging Markets Fund

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 6.74	$ 10.35	$ 16.61	$ 15.14
Income from Investment Operations
Net investment income C	.02 D	.07	.09	.15	.12
Net realized and unrealized gain (loss)	(.68)	2.53	(3.47)	(6.17)	1.60
Total from investment operations	(.66)	2.60	(3.38)	(6.02)	1.72
Less Distributions
From net investment income	-	-	(.08)	(.13)	(.18)
In excess of net investment income	-	-	(.15)	(.12)	(.09)
Total distributions	-	-	(.23)	(.25)	(.27)
Redemption fees added to paid in capital	.02	.01	-	.01	.02
Net asset value, end of period	$ 8.71	$ 9.35	$ 6.74	$ 10.35	$ 16.61
Total Return A, B	(6.84)%	38.72%	(33.23)%	(36.74)%	11.69%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 304,445	$ 402,392	$ 270,709	$ 499,168	$ 1,263,164
Ratio of expenses to average net assets	1.39%	1.45%	1.59%	1.36%	1.30%
Ratio of expenses to average net assets after expense reductions	1.35% E	1.42% E	1.56% E	1.35% E	1.29% E
Ratio of net investment income to average net assets	.15%	.90%	1.01%	.89%	.74%
Portfolio turnover rate	100%	94%	87%	69%	77%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the one time sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend (from BOE Limited) which amounted to $.02 per share.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

Prospectus

Appendix - continued

Europe Fund

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 34.09	$ 32.82	$ 31.05	$ 27.12	$ 23.51
Income from Investment Operations
Net investment income C	.20	.25	.39	.44	.30
Net realized and unrealized gain (loss)	2.70	3.54	4.10	5.44	4.23
Total from investment operations	2.90	3.79	4.49	5.88	4.53
Less Distributions
From net investment income	(.18)	(.28)	(.39)	(.24)	(.12)
From net realized gain	(1.94)	(2.25)	(2.35)	(1.73)	(.81)
Total distributions	(2.12)	(2.53)	(2.74)	(1.97)	(.93)
Redemption fees added to paid in capital	.01	.01	.02	.02	.01
Net asset value, end of period	$ 34.88	$ 34.09	$ 32.82	$ 31.05	$ 27.12
Total Return A, B	8.51%	12.18%	15.45%	23.35%	20.14%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,425,092	$ 1,317,402	$ 1,586,358	$ 916,108	$ 691,762
Ratio of expenses to average net assets	1.09%	.96%	1.10%	1.19%	1.27%
Ratio of expenses to average net assets after expense reductions	1.05% D	.89% D	1.09% D	1.18% D	1.27%
Ratio of net investment income to average net assets	.54%	.76%	1.15%	1.53%	1.20%
Portfolio turnover rate	144% E	106%	114%	57%	45%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the former one time sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

E The portfolio turnover rate does not include the assets acquired in the merger.

Europe Capital Appreciation Fund

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 18.64	$ 16.28	$ 16.57	$ 14.07	$ 12.08
Income from Investment Operations
Net investment income	.14 C	.15 C	.15 C	.20 C	.22 D
Net realized and unrealized gain (loss)	1.39	2.20	1.79	3.81	2.00
Total from investment operations	1.53	2.35	1.94	4.01	2.22
Less Distributions
From net investment income	(.13)	-	(.17)	(.23)	(.23)
From net realized gain	(.47)	-	(2.08)	(1.29)	-
Total distributions	(.60)	-	(2.25)	(1.52)	(.23)
Redemption fees added to paid in capital	.01	.01	.02	.01	-
Net asset value, end of period	$ 19.58	$ 18.64	$ 16.28	$ 16.57	$ 14.07
Total Return A, B	8.19%	14.50%	13.65%	31.57%	18.74%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 643,150	$ 474,755	$ 650,807	$ 372,049	$ 170,192
Ratio of expenses to average net assets	1.09%	1.07%	1.12%	1.10%	1.33%
Ratio of expenses to average net assets after expense reductions	1.04% E	.97% E	1.08% E	1.07% E	1.30% E
Ratio of net investment income to average net assets	.68%	.86%	.89%	1.33%	1.66%
Portfolio turnover rate	156%	150%	179%	189%	155%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the former one time sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

Prospectus

Appendix - continued

Japan Fund

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 21.77	$ 10.09	$ 11.10	$ 11.68	$ 12.08
Income from Investment Operations
Net investment income (loss) C	(.14)	(.07)	(.04)	(.06)	(.02)
Net realized and unrealized gain (loss)	(.81)	11.74	(.81)	(.55)	(.40)
Total from investment operations	(.95)	11.67	(.85)	(.61)	(.42)
Less Distributions
From net investment income	(.30)	-	-	-	-
In excess of net investment income	(.16)	(.03)	(.18)	(.01)	-
Total distributions	(.46)	(.03)	(.18)	(.01)	-
Redemption fees added to paid in capital	.07	.04	.02	.04	.02
Net asset value, end of period	$ 20.43	$ 21.77	$ 10.09	$ 11.10	$ 11.68
Total Return A, B	(4.35)%	116.35%	(7.52)%	(4.89)%	(3.31)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 623,950	$ 891,241	$ 265,395	$ 255,555	$ 290,495
Ratio of expenses to average net assets	1.17%	1.24%	1.49%	1.42%	1.15%
Ratio of expenses to average net assets after expense reductions	1.16% D	1.23% D	1.48% D	1.40% D	1.14% D
Ratio of net investment income (loss) to average net assets	(.58)%	(.47)%	(.37)%	(.54)%	(.12)%
Portfolio turnover rate	124%	79%	62%	70%	83%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the one time sales charge.

C Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

Japan Smaller Companies Fund

Years ended October 31,	2000	1999	1998	1997	1996 D
Selected Per-Share Data
Net asset value, beginning of period	$ 20.56	$ 6.01	$ 6.47	$ 9.13	$ 10.00
Income from Investment Operations
Net investment income (loss) C	(.12)	(.03)	(.01)	(.03)	(.03)
Net realized and unrealized gain (loss)	(6.13)	14.45	(.45)	(2.63)	(.87)
Total from investment operations	(6.25)	14.42	(.46)	(2.66)	(.90)
Less Distributions
In excess of net investment income	(.15)	-	(.01)	(.01)	-
From net realized gain	-	-	-	(.03)	-
Total distributions	(.15)	-	(.01)	(.04)	-
Redemption fees added to paid in capital	.09	.13	.01	.04	.03
Net asset value, end of period	$ 14.25	$ 20.56	$ 6.01	$ 6.47	$ 9.13
Total Return A, B	(30.24)%	242.10%	(6.94)%	(28.80)%	(8.70)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 559,577	$ 1,780,012	$ 99,987	$ 84,274	$ 105,664
Ratio of expenses to average net assets	1.07%	1.07%	1.23%	1.35%	1.34%
Ratio of expenses to average net assets after expense reductions	1.06% E	1.07%	1.23%	1.34% E	1.34%
Ratio of net investment income (loss) to average net assets	(.57)%	(.22)%	(.20)%	(.46)%	(.32)%
Portfolio turnover rate	39%	39%	39%	101%	66%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the one time sales charge.

C Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

D For the period November 1, 1995 (commencement of operations) to October 31, 1996.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

Prospectus

Appendix - continued

Latin America Fund

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 12.31	$ 10.73	$ 15.51	$ 12.59	$ 9.75
Income from Investment Operations
Net investment income	.07 C	.18 C	.22 C, D	.20 C	.22
Net realized and unrealized gain (loss)	1.61	1.61	(4.81)	2.92	2.72
Total from investment operations	1.68	1.79	(4.59)	3.12	2.94
Less Distributions from net investment income	(.14)	(.25)	(.20)	(.23)	(.12)
Redemption fees added to paid in capital	.02	.04	.01	.03	.02
Net asset value, end of period	$ 13.87	$ 12.31	$ 10.73	$ 15.51	$ 12.59
Total Return A, B	13.76%	17.46%	(30.01)%	25.42%	30.69%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 297,265	$ 307,336	$ 332,240	$ 808,542	$ 557,889
Ratio of expenses to average net assets	1.25%	1.32%	1.34%	1.30%	1.32%
Ratio of expenses to average net assets after expense reductions	1.23% E	1.30% E	1.33% E	1.29% E	1.32%
Ratio of net investment income to average net assets	.44%	1.55%	1.49%	1.19%	1.48%
Portfolio turnover rate	51%	49%	31%	64%	70%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the one time sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.06 per share.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

Nordic Fund

Years ended October 31,	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 22.49	$ 16.26	$ 15.94	$ 12.77	$ 10.00
Income from Investment Operations
Net investment income C	.05	.07	.03	.10	.17 D
Net realized and unrealized gain (loss)	5.10	6.14	1.46	3.19	2.57
Total from investment operations	5.15	6.21	1.49	3.29	2.74
Less Distributions
From net investment income	(.06)	-	(.07)	(.05)	-
From net realized gain	(.45)	-	(1.18)	(.10)	-
Total distributions	(.51)	-	(1.25)	(.15)	-
Redemption fees added to paid in capital	.06	.02	.08	.03	.03
Net asset value, end of period	$ 27.19	$ 22.49	$ 16.26	$ 15.94	$ 12.77
Total Return A, B	23.21%	38.31%	10.99%	26.24%	27.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 200,872	$ 111,388	$ 101,858	$ 73,278	$ 30,871
Ratio of expenses to average net assets	1.17%	1.27%	1.35%	1.42%	2.00% F
Ratio of expenses to average net assets after expense reductions	1.15% G	1.23% G	1.35%	1.42%	2.00%
Ratio of net investment income to average net assets	.18%	.37%	.20%	.67%	1.52%
Portfolio turnover rate	80%	70%	69%	74%	35%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the one time sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.16 per share.

E For the period November 1, 1995 (commencement of operations) to October 31, 1996.

F FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

Prospectus

Appendix - continued

Pacific Basin Fund

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 22.48	$ 11.89	$ 13.41	$ 14.65	$ 14.88
Income from Investment Operations
Net investment income (loss) C	(.10)	(.04)	(.02)	(.01)	.05
Net realized and unrealized gain (loss)	(1.86)	10.62	(1.26)	(1.16)	(.29)
Total from investment operations	(1.96)	10.58	(1.28)	(1.17)	(.24)
Less Distributions
From net investment income	-	-	-	(.01)	-
In excess of net investment income	(.28)	(.02)	(.25)	(.07)	-
Total distributions	(.28)	(.02)	(.25)	(.08)	-
Redemption fees added to paid in capital	.08	.03	.01	.01	.01
Net asset value, end of period	$ 20.32	$ 22.48	$ 11.89	$ 13.41	$ 14.65
Total Return A, B	(8.61)%	89.36%	(9.52)%	(7.97)%	(1.55)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 516,769	$ 659,881	$ 195,464	$ 239,517	$ 572,150
Ratio of expenses to average net assets	1.25%	1.37%	1.73%	1.32%	1.26%
Ratio of expenses to average net assets after expense reductions	1.22% D	1.36% D	1.72% D	1.31% D	1.24% D
Ratio of net investment income (loss) to average net assets	(.42)%	(.24)%	(.16)%	(.04)%	.30%
Portfolio turnover rate	144%	101%	57%	42%	85%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the one time sales charge.

C Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

Southeast Asia Fund

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 12.15	$ 8.13	$ 9.55	$ 14.69	$ 13.88
Income from Investment Operations
Net investment income (loss) C	(.04)	.03	.09	.04 D	.14
Net realized and unrealized gain (loss)	(.38)	3.97	(1.48)	(4.62)	.87
Total from investment operations	(.42)	4.00	(1.39)	(4.58)	1.01
Less Distributions
From net investment income	(.02)	(.02)	(.05)	(.10)	(.23)
In excess of net investment income	-	-	-	(.07)	-
From net realized gain	-	-	-	(.40)	-
Total distributions	(.02)	(.02)	(.05)	(.57)	(.23)
Redemption fees added to paid in capital	.03	.04	.02	.01	.03
Net asset value, end of period	$ 11.74	$ 12.15	$ 8.13	$ 9.55	$ 14.69
Total Return A, B	(3.24)%	49.80%	(14.44)%	(32.48)%	7.59%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 290,998	$ 360,682	$ 223,339	$ 278,847	$ 755,346
Ratio of expenses to average net assets	1.37%	1.46%	1.83%	1.32%	1.13%
Ratio of expenses to average net assets after expense reductions	1.35% E	1.43% E	1.79% E	1.32%	1.12% E
Ratio of net investment income (loss) to average net assets	(.23)%	.28%	1.07%	.22%	.95%
Portfolio turnover rate	88%	93%	95%	141%	102%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the one time sales charge.

C Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.02 per share.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

Prospectus

Notes

Notes

Notes

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus or an annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-4008

Targeted International Equity Funds, Fidelity, Fidelity Investments & (Pyramid) Design, FAST, Fidelity Money Line, Fidelity Automatic Account Builder, Fidelity On-Line Xpress+, and Directed Dividends are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.538563.104 TIF-pro-1200-01

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity's

Broadly Diversified
International Equity

Funds

	Fund Number	Trading Symbol
Fidelity® Global Balanced Fund	334	FGBLX
Fidelity International Growth & Income Fund	305	FIGRX
Fidelity Diversified International Fund	325	FDIVX
Fidelity Aggressive International Fund (formerly International Value Fund)	335	FIVFX
Fidelity Overseas Fund	094	FOSFX
Fidelity Worldwide Fund	318	FWWFX

Prospectus

December 29, 2000

Revised April 1, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Global Balanced Fund seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Investing in equity and debt securities, including lower-quality debt securities, issued anywhere in the world.
  Investing at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the world market as a whole.
  Analyzing an issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

International Growth & Income Fund seeks capital growth and current income, consistent with reasonable investment risk.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in foreign securities.
  Normally investing a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in debt securities, including lower-quality debt securities.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Diversified International Fund seeks capital growth.

Prospectus

Fund Summary - continued

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in foreign securities.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using computer-aided, quantitative analysis of historical earnings, dividend yield, earnings per share, and other factors supported by fundamental analysis to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Aggressive International Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in foreign securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Overseas Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in foreign securities.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

Fund Summary - continued

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Worldwide Fund seeks growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing in securities issued anywhere in the world.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the world market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Performance

The following information illustrates the changes in each fund's performance from year to year and compares each fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Global Balanced also compares its performance to the performance of an additional index and a combination of market indexes over various periods of time. Diversified International also compares its performance to the performance of an additional index over various periods of time. Prior to February 11, 2000, Aggressive International operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

Global Balanced
Calendar Years	1994	1995	1996	1997	1998	1999
	-11.46%	11.51%	7.75%	12.52%	17.75%	23.03%

During the periods shown in the chart for Global Balanced, the highest return for a quarter was 14.26% (quarter ended December 31, 1999) and the lowest return for a quarter was -7.42% (quarter ended September 30, 1998).

The year-to-date return as of September 30, 2000 for Global Balanced was -3.22%.

Prospectus

Fund Summary - continued

International Growth & Income
Calendar Years	1990	1991	1992	1993	1994	1995	1996	1997	1998	1999
	-3.23%	8.04%	-3.34%	35.08%	-2.87%	12.23%	12.69%	7.12%	9.98%	53.71%

During the periods shown in the chart for International Growth & Income, the highest return for a quarter was 29.39% (quarter ended December 31, 1999) and the lowest return for a quarter was -17.41% (quarter ended September 30, 1998).

The year-to-date return as of September 30, 2000 for International Growth & Income was -7.97%.

Diversified International
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999
	-13.81%	36.67%	1.09%	17.97%	20.02%	13.72%	14.39%	50.65%

During the periods shown in the chart for Diversified International, the highest return for a quarter was 30.41% (quarter ended December 31, 1999) and the lowest return for a quarter was -14.48% (quarter ended September 30, 1998).

The year-to-date return as of September 30, 2000 for Diversified International was -6.83%.

Aggressive International
Calendar Years	1995	1996	1997	1998	1999
	13.90%	9.59%	7.85%	11.74%	58.88%

During the periods shown in the chart for Aggressive International, the highest return for a quarter was 34.87% (quarter ended December 31, 1999) and the lowest return for a quarter was -19.36% (quarter ended September 30, 1998).

The year-to-date return as of September 30, 2000 for Aggressive International was -18.41%.

The fund's historical performance may not represent its current investment policies.

Prospectus

Fund Summary - continued

Overseas
Calendar Years	1990	1991	1992	1993	1994	1995	1996	1997	1998	1999
	-6.60%	8.61%	-11.46%	40.05%	1.27%	9.06%	13.10%	10.92%	12.84%	42.89%

During the periods shown in the chart for Overseas, the highest return for a quarter was 25.06% (quarter ended December 31, 1999) and the lowest return for a quarter was -17.40% (quarter ended September 30, 1998).

The year-to-date return as of September 30, 2000 for Overseas was -11.64%.

Worldwide
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999
	7.88%	6.21%	36.55%	2.96%	7.19%	18.72%	12.08%	7.18%	30.80%

During the periods shown in the chart for Worldwide, the highest return for a quarter was 20.39% (quarter ended December 31, 1999) and the lowest return for a quarter was -21.22% (quarter ended September 30, 1998).

The year-to-date return as of September 30, 2000 for Worldwide was -3.67%.

Average Annual Returns

For the periods ended December 31, 1999	Past 1 year	Past 5 years	Past 10 years/Life of fund
Global Balanced	23.03%	14.39%	13.37%A
Morgan Stanley Capital International World Index	24.93%	19.76%	18.07%A
SSB World Government Bond Index	-4.27%	6.42%	--
Lipper Global Flexible Portfolio Funds Average	21.18%	14.50%	--
Fidelity Global Balanced Composite Index	12.68%	14.54%	13.43%
International Growth & Income	53.71%	18.03%	11.75%
Morgan Stanley Capital International EAFE® Index	27.22%	12.98%	7.08%
Lipper International Funds Average	40.80%	15.05%	10.22%
Diversified International	50.65%	22.64%	16.17%B
Morgan Stanley Capital International EAFE Index	27.22%	12.98%	11.34%B
Lipper International Funds Average	40.80%	15.05%	--
Aggressive International	58.88%	19.04%	17.88%C
Morgan Stanley Capital International All Country (MSCI AC) World Index Free ex USA	30.91%	12.39%	10.89%C
Morgan Stanley Capital International EAFE Index	27.22%	12.98%	11.63%C
Lipper International Funds Average	40.80%	15.05%	--
Overseas	42.89%	17.14%	10.88%
Morgan Stanley Capital International EAFE Index	27.22%	12.98%	7.08%
Lipper International Funds Average	40.80%	15.05%	10.22%
Worldwide	30.80%	14.86%	11.60%D
Morgan Stanley Capital International World Index	24.93%	19.76%	12.72%D
Lipper Global Funds Average	35.97%	19.24%	--

A From February 1, 1993.

B From December 27, 1991.

C From November 1, 1994.

D From May 30, 1990.

If FMR had not reimbursed certain fund expenses during these periods, Diversified International's and Worldwide's returns would have been lower.

Morgan Stanley Capital International World Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets throughout the world. As of December 31, 1999, the index included over 1320 equity securities of companies domiciled in 23 countries.

Morgan Stanley Capital International Europe, Australasia and Far East (EAFE®) Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of December 31, 1999, the index included over 860 equity securities of companies domiciled in 21 countries.

Going forward, Aggressive International Fund's performance will be compared to the Morgan Stanley Capital International All Country (MSCI AC) World Index Free ex USA rather than the Morgan Stanley Capital International EAFE Index, because the MSCI AC World Index Free ex USA more closely represents the fund's investment strategy.

MSCI AC World Index Free ex USA is a market capitalization weighted index that is designed to represent the performance of stock markets, excluding the United States, throughout the world.

Salomon Smith Barney World Government Bond Index is a market value-weighted index of debt issues traded in 14 world government bond markets.

Fidelity Global Balanced Composite Index is a hypothetical representation of the performance of the fund's general investment categories and uses a weighting of 60% equity and 40% bond. The following indexes are used to calculate the composite index: equity - the Morgan Stanley Capital International World Index, and bond - the Salomon Smith Barney World Government Bond Index. The index weightings of the composite index are rebalanced monthly.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of a fund. The annual fund operating expenses provided below for each fund do not reflect the effect of any reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%
Annual account maintenance fee (for accounts under $2,500)	$12.00

Prospectus

Fund Summary - continued

Annual fund operating expenses (paid from fund assets)

Global Balanced	Management fee	0.73%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.53%
	Total annual fund operating expenses	1.26%
International Growth & Income	Management fee	0.73%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.34%
	Total annual fund operating expenses	1.07%
Diversified International	Management fee	0.82%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.32%
	Total annual fund operating expenses	1.14%
Aggressive International	Management fee	0.85%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.36%
	Total annual fund operating expenses	1.21%
Overseas	Management fee	0.87%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.32%
	Total annual fund operating expenses	1.19%
Worldwide	Management fee	0.73%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.36%
	Total annual fund operating expenses	1.09%

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses are shown in the table below:

Total Operating Expenses
Global Balanced	1.25%
International Growth & Income	1.05%
Diversified International	1.12%
Aggressive International	1.16%
Overseas	1.16%
Worldwide	1.04%

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account at the end of each time period indicated.

Prospectus

Fund Summary - continued

Global Balanced	1 year	$ 128
	3 years	$ 400
	5 years	$ 692
	10 years	$ 1,523
International Growth & Income	1 year	$ 109
	3 years	$ 340
	5 years	$ 590
	10 years	$ 1,306
Diversified International	1 year	$ 116
	3 years	$ 362
	5 years	$ 628
	10 years	$ 1,386
Aggressive International	1 year	$ 123
	3 years	$ 384
	5 years	$ 665
	10 years	$ 1,466
Overseas	1 year	$ 121
	3 years	$ 378
	5 years	$ 654
	10 years	$ 1,443
Worldwide	1 year	$ 111
	3 years	$ 347
	5 years	$ 601
	10 years	$ 1,329

Prospectus

Fund Basics

Investment Details

Investment Objective

Global Balanced Fund seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

FMR invests the fund's assets in equity and debt securities, including lower-quality debt securities, issued anywhere in the world, including the United States. The proportions of the fund's assets invested in each type of security vary based on FMR's interpretation of economic conditions and underlying security values. However, FMR always invests at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the world market as a whole.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

International Growth & Income Fund seeks capital growth and current income, consistent with reasonable investment risk.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in foreign securities. FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. However, FMR may invest the fund's assets in debt securities, including lower-quality debt securities, as well as equity securities that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Diversified International Fund seeks capital growth.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in foreign securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR uses a disciplined approach that involves computer-aided, quantitative analysis supported by fundamental analysis. FMR's computer model systematically reviews thousands of stocks, using data such as historical earnings, dividend yield, earnings per share, and other quantitative factors. Then, the issuers of potential investments are analyzed further using fundamental factors such as growth potential, earnings estimates, and financial condition.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Aggressive International Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in foreign securities, including securities of issuers located in emerging markets. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

Prospectus

Fund Basics - continued

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Overseas Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in foreign securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Worldwide Fund seeks growth of capital.

Principal Investment Strategies

FMR invests the fund's assets in securities issued anywhere in the world, including the United States. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the world market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve it's objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

Prospectus

Fund Basics - continued

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Global Balanced Fund seeks income and capital growth consistent with reasonable risk.

Diversified International Fund seeks capital growth.

International Growth & Income Fund seeks capital growth and current income, consistent with reasonable investment risk.

Aggressive International Fund seeks long-term growth of capital.

Overseas Fund seeks long-term growth of capital.

Worldwide Fund seeks growth of capital.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

Each fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing the fund's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services LLC (FBS LLC). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

For account, product, and service information, please use the following web site and phone numbers:

  For information over the Internet, visit Fidelity's web site at www.fidelity.com.
  For accessing account information automatically by phone, use Fidelity Automated Service Telephone (FAST®), 1-800-544-5555.
  For exchanges, redemptions, and account assistance, 1-800-544-6666.
  For mutual fund and brokerage information, 1-800-544-6666.
  For retirement information, 1-800-544-4774.
  TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time).

Please use the following addresses:

Buying Shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling Shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-9865

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

You may buy or sell shares of the funds through a retirement account or an investment professional. If you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in a fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Retirement For tax-advantaged retirement savings
Traditional Individual Retirement Accounts (IRAs)
Roth IRAs
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
Keogh Plans
SIMPLE IRAs
Simplified Employee Pension Plans (SEP-IRAs)
Salary Reduction SEP-IRAs (SARSEPs)
403(b) Custodial Accounts
Deferred Compensation Plans (457 Plans)
Gifts or Transfers to a Minor (UGMA, UTMA) To invest for a child's education or other future needs
Trust For money being invested by a trust
Business or Organization For investment needs of corporations, associations, partnerships, or other groups

Buying Shares

The price to buy one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Prospectus

Shareholder Information - continued

When you place an order to buy shares, note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Minimums

To Open an Account	$2,500
For certain Fidelity retirement accountsA	$500
To Add to an Account	$250
Through regular investment plans	$100
Minimum Balance	$2,000
For certain Fidelity retirement accountsA	$500

A Fidelity Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

These minimums may be lower for purchases through a Fidelity GoalPlannerSM  account in Worldwide. There is no minimum account balance or initial or subsequent purchase minimum for investments through Portfolio Advisory ServicesSM , a qualified state tuition program, certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, each fund may waive or lower purchase minimums in other circumstances.

Key Information
Phone 1-800-544-6666

To Open an Account

  Exchange from another Fidelity fund. Call the phone number at left.

To Add to an Account

  Exchange from another Fidelity fund. Call the phone number at left.
  Use Fidelity Money Line to transfer from your bank account.

Internet www.fidelity.com

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund. Mail to the address under "Mail" below.

To Add to an Account

  Exchange from another Fidelity fund.
  Use Fidelity Money Line to transfer from your bank account.

Mail Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund. Mail to the address at left.

To Add to an Account

  Make your check payable to the complete name of the fund. Indicate your fund account number on your check and mail to the address at left.
  Exchange from another Fidelity fund. Send a letter of instruction to the address at left, including your name, the funds' names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person

To Open an Account

  Bring your application and check to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you.

To Add to an Account

  Bring your check to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you.

Wire

To Open an Account

  Call 1-800-544-6666 to set up your account and to arrange a wire transaction.
  Wire within 24 hours to: Bankers Trust Company, Bank Routing # 021001033, Account # 00163053.
  Specify the complete name of the fund and include your new fund account number and your name.

To Add to an Account

  Wire to: Bankers Trust Company, Bank Routing # 021001033, Account # 00163053.
  Specify the complete name of the fund and include your fund account number and your name.

Automatically	To Open an Account Not available. To Add to an Account Use Fidelity Automatic Account Builder® or Direct Deposit. Use Fidelity Automatic Exchange Service to exchange from a Fidelity money market fund.

Prospectus

Shareholder Information - continued

Selling Shares

The price to sell one share of each fund is the fund's NAV, minus the redemption fee (short-term trading fee), if applicable.

Each fund will deduct a short-term trading fee of 1.00% from the redemption amount if you sell your shares after holding them less than 30 days. Trading fees are paid to the funds rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  Your account registration has changed within the last 15 or 30 days, depending on your account;
  The check is being mailed to a different address than the one on your account (record address);
  The check is being made payable to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your Global Balanced, International Growth & Income, Diversified International, Aggressive International, Overseas, or Worldwide shares, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts), except accounts not subject to account minimums.
  Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.
Key Information
Phone 1-800-544-6666
  Call the phone number at left to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Money Line to transfer to your bank account.
  Exchange to another Fidelity fund. Call the phone number at left.

Internet www.fidelity.com	Exchange to another Fidelity fund. Use Fidelity Money Line to transfer to your bank account.
Mail Fidelity Investments P.O. Box 660602 Dallas, TX 75266-9865

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Send a letter of instruction to the address at left, including your name, the fund's name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call 1-800-544-6666 to request one.

Trust

  Send a letter of instruction to the address at left, including the trust's name, the fund's name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to the address at left, including the firm's name, the fund's name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call 1-800-544-6666 for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Bring a letter of instruction to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit a Fidelity Investor Center to request one. Call 1-800-544-9797 for the center nearest you.

Trust

  Bring a letter of instruction to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit a Fidelity Investor Center for instructions. Call 1-800-544-9797 for the center nearest you.

Automatically	Use Personal Withdrawal Service to set up periodic redemptions from your account.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The fund you are exchanging into must be available for sale in your state.
  You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
  Before exchanging into a fund, read its prospectus.
  Exchanges may have tax consequences for you.
  Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.
  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
  Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features are available to buy and sell shares of the funds.

Automatic Investment and Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Fidelity Automatic Account Builder To move money from your bank account to a Fidelity fund.
Minimum $100	Frequency Monthly or quarterly

Procedures

  To set up for a new account, complete the appropriate section on the application.
  To set up for existing accounts, call 1-800-544-6666 or visit Fidelity's web site for an application.
  To make changes, call 1-800-544-6666 at least three business days prior to your next scheduled investment date.

Direct Deposit To send all or a portion of your paycheck or government check to a Fidelity fund.A
Minimum $100	Frequency Every pay period

Procedures

  To set up for a new account, check the appropriate box on the application.
  To set up for an existing account, call 1-800-544-6666 or visit Fidelity's web site for an authorization form.
  To make changes you will need a new authorization form. Call 1-800-544-6666 or visit Fidelity's web site to obtain one.

A Because their share prices fluctuate, these funds may not be appropriate choices for direct deposit of your entire check.
Fidelity Automatic Exchange Service To move money from a Fidelity money market fund to another Fidelity fund.
Minimum $100	Frequency Monthly, bimonthly, quarterly, or annually	Procedures To set up, call 1-800-544-6666 after both accounts are opened. To make changes, call 1-800-544-6666 at least three business days prior to your next scheduled exchange date.
Personal Withdrawal Service To set up periodic redemptions from your account to you or to your bank account.
Frequency Monthly	Procedures To set up, call 1-800-544-6666. To make changes, call Fidelity at 1-800-544-6666 at least three business days prior to your next scheduled withdrawal date.

Other Features. The following other features are also available to buy and sell shares of the funds.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account, or call 1-800-544-6666 to add the feature after your account is opened. Call 1-800-544-6666 before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

Fidelity Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Money Line feature before using it. Complete the appropriate section on the application and then call 1-800-544-6666 or visit Fidelity's web site before your first use to verify that this feature is set up on your account.
  Most transfers are complete within three business days of your call.
  Minimum purchase: $100
  Maximum purchase: $100,000

Fidelity On-Line Xpress+® To manage your investments through your PC.

Call 1-800-544-0240 or visit Fidelity's web site for more information.

  For account balances and holdings;
  To review recent account history;
  For mutual fund and brokerage trading; and
  For access to research and analysis tools.

Fidelity Online Trading To access and manage your account over the Internet at Fidelity's web site.
  For account balances and holdings;
  To review recent account history;
  To obtain quotes;
  For mutual fund and brokerage trading; and
  To access third-party research on companies, stocks, mutual funds, and the market.

FAST To access and manage your account automatically by phone using touch tone or speech recognition.

Call 1-800-544-5555.

  For account balances and holdings;
  For mutual fund and brokerage trading;
  To obtain quotes;
  To review orders and mutual fund activity; and
  To change your personal identification number (PIN).

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 5000, Cincinnati, Ohio 45273-8692.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

Fidelity may deduct an annual maintenance fee of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBS LLC which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

If your account balance falls below $2,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day your account is closed.

Prospectus

Shareholder Information - continued

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Global Balanced normally pays dividends and capital gain distributions in September and December.

Each of International Growth & Income, Diversified International, Aggressive International, Overseas, and Worldwide normally pays dividends and capital gain distributions in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each fund's distributions:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income, while each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of March 31, 2000, FMR had approximately $639.1 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for each fund. As of September 28, 2000, FIIA had approximately $6.5 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for each fund. As of September 28, 2000, FIIA(U.K.)L had approximately $4.1 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 2000, FIJ had approximately $28.3 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

Beginning January 1, 2001, FMR Co., Inc. (FMRC) will serves as a sub-adviser for each fund. FMRC will be primarily responsible for choosing investments for the fund. FMRC is a wholly-owned subsidiary of FMR.

Richard Mace is vice president and manager of Global Balanced and Overseas, which he has managed since March 1996. He also manages other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as a research analyst and manager.

William Bower is vice president and manager of International Growth & Income, which he has managed since May 1998. Since joining Fidelity in 1994, Mr. Bower has worked as a research analyst and manager.

Greg Fraser is vice president and manager of Diversified International, which he has managed since December 1991. He also manages other Fidelity funds. Since joining Fidelity in 1986, Mr. Fraser has worked as a research analyst and manager.

Kevin McCarey is manager of Aggressive International, which he has managed since December 1999. He also manages another Fidelity fund. Since joining Fidelity in 1986, Mr. McCarey has worked as a research analyst and manager.

Penny Dobkin is vice president and lead manager of Worldwide, which she has managed since May 1990. She also manages the international equity portion of the fund. Since joining Fidelity in 1980, Ms. Dobkin has worked as a research analyst and manager.

Douglas Chase is manager of the U.S. equity portion of Worldwide, a position he has held since September 1999. He also manages another Fidelity fund. Since joining Fidelity in 1993, Mr. Chase has worked as a research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

For Global Balanced and International Growth & Income, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

For Diversified International, Aggressive International, Overseas, and Worldwide, the fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well Diversified International has performed relative to a blend of the performance of the Morgan Stanley Capital International GDP-Weighted EAFE Index and the Morgan Stanley Capital International EAFE Index or Aggressive International has performed relative to a blend of the performance of the Morgan Stanley Capital International EAFE Index and the MSCI AC World Index Free ex USA or Overseas has performed relative to the Morgan Stanley Capital International EAFE Index or Worldwide has performed relative to the Morgan Stanley Capital International World Index. For fiscal year ended October 31, 2000, Worldwide did not have performance adjustment.

For the period prior to August 1, 1999, Diversified International compared its performance to the Morgan Stanley Capital International GDP-Weighted EAFE Index. For the period beginning August 1, 1999, Diversified International compares its performance to the Morgan Stanley Capital International EAFE Index. Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period Diversified International's performance will be compared to a blended index return that reflects the performance of the Morgan Stanley Capital International EAFE Index for the portion of the 36 month performance measurement period beginning August 1, 1999 and the performance of the Morgan Stanley Capital International GDP-Weighted EAFE Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the Morgan Stanley Capital International GDP-Weighted EAFE Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the Morgan Stanley Capital International EAFE Index.

Prospectus

Fund Services - continued

For the period prior to March 1, 2001, Aggressive International compared its performance to the Morgan Stanley Capital International EAFE Index. For the period beginning March 1, 2001, Aggressive International compares its performance to the MSCI AC World Index Free ex USA. Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period Aggressive International's performance will be compared to a blended index return that reflects the performance of the MSCI AC World Index Free ex USA for the portion of the 36 month performance measurement period beginning March 1, 2001 and the performance of the Morgan Stanley Capital International EAFE Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the Morgan Stanley Capital International EAFE Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the MSCI AC World Index Free ex USA.

For the period prior to April 1, 2001, Worldwide did not have a performance adjustment. During a transition period from April 1, 2001 to March 1, 2002, there will be no performance adjustment for Worldwide and the fund's management fee will equal the basic fee rate. Beginning March 1, 2002, the fund's performance adjustment will take effect and the fund will compare it performance to the Morgan Stanley Capital International World Index. The performance period will consist of the current month plus the pervious eleven months. Thereafter, a new month will be added until the performance period equals 36 months. Subsequently, the performance period will consist of the current month plus the previous 35 months.

Management fee	=	Basic fee	+/-	Performance adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For October 2000, the group fee rate was 0.2755% for Global Balanced, International Growth & Income, Diversified International, Aggressive International, Overseas, and Worldwide. The individual fund fee rate is 0.45% for Global Balanced, International Growth & Income, Diversified International, Aggressive International, Overseas and Worldwide.

The basic fee for Diversified International, Aggressive International, and Overseas for the fiscal year ended October 31, 2000 was 0.72%, 0.73%, and 0.73%, respectively, of the fund's average net assets.

The performance adjustment rate is calculated monthly by comparing over the performance period Diversified International's performance to that of a blend of the performance of the Morgan Stanley Capital International GDP-Weighted EAFE Index and the Morgan Stanley Capital International EAFE Index or Aggressive International's performance to that of a blend of the performance of the Morgan Stanley Capital International EAFE Index and the MSCI AC World Index Free ex USA or Overseas's performance to that of the Morgan Stanley Capital International EAFE Index or Worldwide's performance to that of the Morgan Stanley Capital International World Index.

For Diversified International, Aggressive International, and Overseas, the performance period is the most recent 36 month period.

For Worldwide, the performance period will begin on April 1, 2001 and will eventually include 36 months. The performance adjustment will not take effect until March 1, 2002.

The maximum annualized performance adjustment rate is ±0.20% of the fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended October 31, 2000, for each fund is shown in the table below.

	Total Management Fee
Global Balanced	0.73%
International Growth & Income	0.73%
Diversified International	0.82%
Aggressive International	0.85%
Overseas	0.87%
Worldwide	0.73%

Prospectus

Fund Services - continued

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR will pay FMRC for providing sub-advisory services.

FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a fund's expenses and boost its performance.

Fund Distribution

FDC distributes each fund's shares.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each fund's financial history for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLC (for Global Balanced, International Growth & Income, and Overseas) and Deloitte & Touche LLP (for Diversified International, Worldwide, and 2000 annual information only for Aggressive International), independent accountants, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. Annual information prior to 2000 for Aggressive International was audited by PricewaterhouseCoopers LLC. A free copy of each annual report is available upon request.

Global Balanced

Years ended October 31,	2000	1999G	1999H	1998H	1997H	1996H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.67	$ 18.02	$ 16.62	$ 15.45	$ 12.91	$ 12.40
Income from Investment Operations
Net investment income	.36 D, F	.08 D	.31 D	.30 D	.31 D	.31
Net realized and unrealized gain (loss)	.47	.74	1.37	1.27	2.68	.25
Total from investment operations	.83	.82	1.68	1.57	2.99	.56
Less Distributions
From net investment income	(.15)	(.17)	(.28)	(.40)	(.45)	(.05)
From net realized gain	(.25)	-	-	-	-	-
Total distributions	(.40)	(.17)	(.28)	(.40)	(.45)	(.05)
Net asset value, end of period	$ 19.10	$ 18.67	$ 18.02	$ 16.62	$ 15.45	$ 12.91
Total Return B, C	4.45%	4.57%	10.39%	10.53%	23.93%	4.52%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 104,820	$ 97,468	$ 101,756	$ 94,961	$ 74,619	$ 87,785
Ratio of expenses to average net assets	1.26%	1.20% A	1.32%	1.39%	1.51%	1.39%
Ratio of expenses to average net assets after expense reductions	1.25% E	1.19% A, E	1.30% E	1.37% E	1.49% E	1.36% E
Ratio of net investment income to average net assets	1.81%	1.74% A	1.83%	1.95%	2.28%	2.94%
Portfolio turnover rate	62%	80% A	100%	81%	57%	189%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

F Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.04 per share.

G Three months ended October 31

H Years ended July 31

Prospectus

Appendix - continued

International Growth & Income

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 26.02	$ 19.75	$ 20.88	$ 19.09	$ 17.83
Income from Investment Operations
Net investment income	.18 B, E	.15 B	.34 B	.48 B, C	.54
Net realized and unrealized gain (loss)	2.33	6.84	(.22)	1.97	1.32
Total from investment operations	2.51	6.99	.12	2.45	1.86
Less Distributions
From net investment income	(.33)	(.09)	(.37)	(.29)	(.60)
From net realized gain	(1.50)	(.63)	(.88)	(.37)	-
Total distributions	(1.83)	(.72)	(1.25)	(.66)	(.60)
Net asset value, end of period	$ 26.70	$ 26.02	$ 19.75	$ 20.88	$ 19.09
Total Return A	9.57%	36.51%	.55%	13.17%	10.66%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,252,584	$ 1,080,055	$ 817,765	$ 1,067,169	$ 1,007,076
Ratio of expenses to average net assets	1.07%	1.13%	1.17%	1.17%	1.16%
Ratio of expenses to average net assets after expense reductions	1.05% D	1.10% D	1.13% D	1.15% D	1.14% D
Ratio of net investment income to average net assets	.63%	.69%	1.62%	2.33%	2.76%
Portfolio turnover rate	104%	94%	143%	70%	95%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C Investment income per share reflects a special dividend which amounted to $.05 per share.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

E Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.07 per share.

Diversified International

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 21.34	$ 17.21	$ 16.57	$ 14.38	$ 12.73
Income from Investment Operations
Net investment income	.39 B, E	.18 B	.26 B	.24 B, C	.15
Net realized and unrealized gain (loss)	2.20	4.65	.98	2.46	2.13
Total from investment operations	2.59	4.83	1.24	2.70	2.28
Less Distributions
From net investment income	(.25)	(.23)	(.19)	(.15)	(.22)
From net realized gain	(.70)	(.47)	(.41)	(.36)	(.41)
Total distributions	(.95)	(.70)	(.60)	(.51)	(.63)
Net asset value, end of period	$ 22.98	$ 21.34	$ 17.21	$ 16.57	$ 14.38
Total Return A	12.20%	29.12%	7.72%	19.30%	18.66%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,287,669	$ 3,579,586	$ 1,944,815	$ 1,514,327	$ 665,492
Ratio of expenses to average net assets	1.14%	1.21%	1.22%	1.25%	1.29%
Ratio of expenses to average net assets after expense reductions	1.12% D	1.18% D	1.19% D	1.23% D	1.27% D
Ratio of net investment income to average net assets	1.62%	.94%	1.46%	1.49%	1.53%
Portfolio turnover rate	94%	73%	95%	81%	94%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C Investment income per share reflects a special dividend which amounted to $.05 per share.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

E Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.19 per share.

Prospectus

Appendix - continued

Aggressive International

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 16.68	$ 12.36	$ 12.47	$ 11.33	$ 10.63
Income from Investment Operations
Net investment income	.02 B	.11 B	.09 B	.13 B	.16 C
Net realized and unrealized gain (loss)	(.65)	4.26	.14	1.33	.85
Total from investment operations	(.63)	4.37	.23	1.46	1.01
Less Distributions
From net investment income	(.08)	(.05)	(.06)	(.10)	(.01)
From net realized gain	(.90)	-	(.28)	(.22)	(.30)
Total distributions	(.98)	(.05)	(.34)	(.32)	(.31)
Redemption fees added to paid in capital	.01	-	-	-	-
Net asset value, end of period	$ 15.08	$ 16.68	$ 12.36	$ 12.47	$ 11.33
Total Return A	(4.66)%	35.47%	1.95%	13.20%	9.64%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 459,222	$ 535,941	$ 408,755	$ 402,747	$ 270,865
Ratio of expenses to average net assets	1.21%	1.21%	1.23%	1.30%	1.28%
Ratio of expenses to average net assets after expense reductions	1.16% D	1.14% D	1.21% D	1.28% D	1.26% D
Ratio of net investment income to average net assets	.12%	.75%	.71%	1.03%	1.74%
Portfolio turnover rate	344%	173%	137%	86%	71%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C Investment income per share reflects a special dividend which amounted to $.04 per share.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

Overseas

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 42.84	$ 33.95	$ 34.12	$ 31.08	$ 28.57
Income from Investment Operations
Net investment income	.25 B, E	.32 B	.29 B	.43 B	.48 C
Net realized and unrealized gain (loss)	.71	9.28	1.22	4.61	2.72
Total from investment operations	.96	9.60	1.51	5.04	3.20
Less Distributions
From net investment income	(.45)F	(.20)	(.34)	(.37)	(.34)
From net realized gain	(2.63)F	(.51)	(1.34)	(1.63)	(.35)
Total distributions	(3.08)	(.71)	(1.68)	(2.00)	(.69)
Net asset value, end of period	$ 40.72	$ 42.84	$ 33.95	$ 34.12	$ 31.08
Total Return A	1.78%	28.77%	4.60%	17.03%	11.41%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,858,872	$ 4,482,044	$ 3,603,342	$ 3,777,452	$ 3,114,625
Ratio of expenses to average net assets	1.19%	1.27%	1.26%	1.23%	1.14%
Ratio of expenses to average net assets after expense reductions	1.16% D	1.23% D	1.24% D	1.20% D	1.12% D
Ratio of net investment income to average net assets	.55%	.85%	.82%	1.28%	1.74%
Portfolio turnover rate	132%	85%	69%	68%	82%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C Investment income per share reflects a special dividend which amounted to $.08 per share.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

E Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.08 per share.

F The amounts shown reflect reclassifications related to book to tax differences.

Prospectus

Appendix - continued

Worldwide

Years ended October 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 18.87	$ 15.59	$ 17.27	$ 15.18	$ 13.32
Income from Investment Operations
Net investment income	.09 B	.08 B	.16 B	.21 B, D	.22
Net realized and unrealized gain (loss)	1.73	3.74	(.57)	2.43	1.79
Total from investment operations	1.82	3.82	(.41)	2.64	2.01
Less Distributions
From net investment income	(.10)	(.10)	(.11)	(.17)	(.15)
From net realized gain	(1.52)	(.44)	(1.16)	(.38)	-
Total distributions	(1.62)	(.54)	(1.27)	(.55)	(.15)
Net asset value, end of period	$ 19.07	$ 18.87	$ 15.59	$ 17.27	$ 15.18
Total Return A	9.80%	25.18%	(2.38)%	17.95%	15.25%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 984,038	$ 980,835	$ 972,105	$ 1,161,191	$ 877,218
Ratio of expenses to average net assets	1.09%	1.12%	1.15%	1.18%	1.19%
Ratio of expenses to average net assets after expense reductions	1.04% C	1.07% C	1.12% C	1.16% C	1.18% C
Ratio of net investment income to average net assets	.48%	.47%	.91%	1.24%	1.71%
Portfolio turnover rate	235%	164%	100%	85%	49%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

D Investment income per share reflects a special dividend which amounted to $.06 per share.

Prospectus

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus or an annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-4008.

Fidelity Investments & (Pyramid) Design, FAST, Fidelity Money Line, Fidelity Automatic Account Builder, Fidelity On-Line Xpress+, and Directed Dividends are registered trademarks of FMR Corp.

Fidelity Goal Planner and Portfolio Advisory Services are service marks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.702898.104 IBD-pro-1200-01

SUPPLEMENT TO

FIDELITY'S TARGETED INTERNATIONAL EQUITY FUNDS®
FIDELITY® CANADA FUND, FIDELITY CHINA REGION FUND (formerly FIDELITY HONG KONG and CHINA FUND), FIDELITY EMERGING MARKETS FUND, FIDELITY EUROPE FUND, FIDELITY EUROPE CAPITAL APPRECIATION FUND, FIDELITY JAPAN FUND, FIDELITY JAPAN SMALLER COMPANIES FUND,
FIDELITY LATIN AMERICA FUND, FIDELITY NORDIC FUND, FIDELITY PACIFIC BASIN FUND, and
FIDELITY SOUTHEAST ASIA FUND

Funds of Fidelity Investment Trust

December 29, 2000

STATEMENT OF ADDITIONAL INFORMATION

The following information has been removed from under the heading "Investment Limitations of Canada Fund" in the "Investment Policies and Limitations" section on page 2.

The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

The following information replaces similar information found under the heading "Investment Limitations of Canada Fund" in the "Investment Policies and Limitations" section on page 2.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund may purchase the securities of any issuer, if as a result, no more than 35% of the fund's total assets would be invested in any industry that accounts for more than 20% of the Canadian market as a whole, as measured by an index determined by FMR to be an appropriate measure of the Canadian market.

The following non-fundamental investment limitation supplements the information found in the "Investment Policies and Limitations" section under the heading "Investment Limitations of Canada Fund" beginning on page 2.

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

The following information replaces similar information found under the heading "Investment Limitations of Canada Fund" in the "Investment Policies and Limitations" section on page 3.

For purposes of normally investing al least 65% of the fund's total assets in securities of Canadian issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

The following information replaces similar information found under the heading "Investment Limitations of China Region Fund" in the "Investment Policies and Limitations" section on page 3.

The fund may not:

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund may purchase the securities of any issuer, if as a result, no more than 35% of the fund's total assets would be invested in any industry that accounts for more than 20% of the Hong Kong, Taiwanese, and Chinese market as a whole, as measured by an index determined by FMR to be an appropriate measure of the Hong Kong, Taiwanese, and Chinese market.

TIFB-01-04 April 1, 2001
1.467593.116

The following information has been removed from under the heading "Investment Limitations of Emerging Markets Fund" in the "Investment Policies and Limitations" section on page 4.

The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

The following information replaces similar information found under the heading "Investment Limitations of Emerging Markets Fund" in the "Investment Policies and Limitations" section on page 4.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following non-fundamental investment limitation supplements the information found in the "Investment Policies and Limitations" section under the heading "Investment Limitations of Emerging Markets Fund" beginning on page 4.

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

The following information replaces similar information found under the heading "Investment Limitations of Europe Fund" in the "Investment Policies and Limitations" section on page 5.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information replaces similar information found under the heading "Investment Limitations of Europe Fund" in the "Investment Policies and Limitations" section on page 6.

For purposes of normally investing al least 65% of the fund's total assets in securities of European issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

The following information replaces similar information found under the heading "Investment Limitations of Europe Capital Appreciation Fund" in the "Investment Policies and Limitations" section on page 6.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information replaces similar information found under the heading "Investment Limitations of Japan Fund" in the "Investment Policies and Limitations" section on page 7.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information replaces similar information found under the heading "Investment Limitations of Japan Smaller Companies Fund" in the "Investment Policies and Limitations" section on page 8.

The fund may not:

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information has been removed from under the heading "Investment Limitations of Latin America Fund" in the "Investment Policies and Limitations" section on page 9.

The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

The following information replaces similar information found under the heading "Investment Limitations of Latin America Fund" in the "Investment Policies and Limitations" section on page 10.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following non-fundamental investment limitation supplements the information found in the "Investment Policies and Limitations" section under the heading "Investment Limitations of Latin America Fund" beginning on page 9.

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

The following information replaces similar information found under the heading "Investment Limitations of Nordic Fund" in the "Investment Policies and Limitations" section on page 11.

The fund may not:

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information replaces similar information found under the heading "Investment Limitations of Pacific Basin Fund" in the "Investment Policies and Limitations" section on page 12.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information replaces similar information found under the heading "Investment Limitations of Pacific Basin Fund" in the "Investment Policies and Limitations" section on page 13.

For purposes of normally investing al least 65% of the fund's total assets in securities of Pacific Basin issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

The following information has been removed from under the heading "Investment Limitations of Southeast Asia Fund" in the "Investment Policies and Limitations" section on page 13.

The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

The following information replaces similar information found under the heading "Investment Limitations of Southeast Asia Fund" in the "Investment Policies and Limitations" section beginning on page 13.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following non-fundamental investment limitation supplements the information found in the "Investment Policies and Limitations" section under the heading "Investment Limitations of Southeast Asia Fund" beginning on page 13.

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

The following information replaces similar information found under the heading "Performance Comparisons" in the "Performance" section beginning on page 44.

Pacific Basin may compare its performance to that of the Morgan Stanley Capital International All Country (MSCI AC) Pacific Free Index, a market capitalization-weighted equity index of approximately 745 stocks traded in the five developed markets in the Pacific Region (Australia, Hong Kong, Japan, New Zealand, and Singapore) as well as the emerging markets of China, Indonesia, Korea, Malaysia, the Philippines, Taiwan, and Thailand. From December 1, 1998 to May 31, 2000, the country of Malaysia was removed from this index. The index returns reflect the inclusion of Malaysia prior to December 1, 1998 and after May 31, 2000. Stocks are selected for this index on the basis of industry representation, liquidity, sufficient float, and avoidance of cross-ownership. This index excludes those stocks that cannot be purchased by foreign investors in otherwise free markets.

During the period from April 1, 1999 through March 13, 2001, Ms. Johnson served as a Member of the Advisory Board. Effective March 14, 2001, Ms. Johnson has been elected to the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 48.

ABIGAIL P. JOHNSON (39), Trustee of Fidelity Investment Trust (2001), is Vice President of certain Equity Funds (1997). Ms. Johnson also serves as a Trustee (2001) or Member of the Advisory Board (1999) of other investment companies advised by FMR. She is a Senior Vice President of FMR (1997) and a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the funds, is Ms. Johnson's father.

During the period from March 16, 2000 through December 31, 2000, Mr. Cook served as a Member of the Advisory Board. Effective January 1, 2001, Mr. Cook serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 48.

J. MICHAEL COOK (58), Trustee (2001). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of International Flavors and Fragrances, Inc. (2000), Rockwell International (electronic controls and communications products, 2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped) and is Chairman of the Accountability Advisory Panel to the Comptroller General of the Unites States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

During the period from June 15, 2000 through December 31, 2000, Ms. Knowles served as a Member of the Advisory Board. Effective January 1, 2001, Ms. Knowles serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 48.

MARIE L. KNOWLES (54), Trustee (2001). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles serves as a member of the National Board of the Smithsonian Institution, she is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Effective January 1, 2001, Mr. Mann serves as Chairman of the non-interested Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 48.

MARVIN L. MANN (67), Trustee and Chairman of the non-interested Trustees (2001), is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of PolyOne Corporation (chemicals), Imation Corp. (imaging and information storage, 1997). He is also a Board member of Acterna Corporation (telecommunications testing and management, 1999).

Mr. McDonough served on the Board of Trustees through December 31, 2000. The following information has been removed from the "Trustees and Officers" section on page 49.

GERALD C. McDONOUGH (72), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director and Chairman of the Board of York International Corp. (air conditioning and refrigeration), a Director of Associated Estates Realty Corporation (a real estate investment trust), and a Director of Barpoint.com (online and wireless product information service, 2000). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997. He also served as a Director of Commercial Intertech Corp. (hydraulic systems, building systems, and metal products) from 1992-2000 and CUNO, Inc. (liquid and gas filtration products) from 1996-2000.

During the period from November 1, 2000 through March 13, 2001, Mr. Stavropoulos served as a Member of the Advisory Board. Effective March 14, 2001, Mr.Stavropoulos has been elected to the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 48.

WILLIAM S. STAVROPOULOS (61), Trustee of Fidelity Investment Trust (2001). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Mr. Williams served on the Board of Trustees through December 31, 2000. The following information has been removed from the "Trustees and Officers" section on page 50.

THOMAS R. WILLIAMS (72) Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of National Life Insurance Company of Vermont and American Software, Inc. Mr. Williams was previously a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), and Avado, Inc. (restaurants).

The following information replaces similar information found under the heading "Management Fees" in the "Management Contracts" section on page 53.

For the services of FMR under the management contract, Canada Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Pacific Basin Fund and Southeast Asia Fund each pays FMR a monthly management fee which has two components: a basic fee, which is the sum of a group fee rate and an individual fund fee rate, and a performance adjustment based on a comparison of Canada Fund's performance to that of the TSE 300, Europe Fund's performance to that of the MSCI Europe Index, Europe Capital Appreciation Fund's performance to that of the MSCI Europe Index, Japan Fund's performance to that of the TOPIX, Pacific Basin Fund's performance to that of a blend of the performance of the MSCI Pacific Index and the MSCI AC Pacific Free Index or Southeast Asia Fund's performance to that of the MSCI AC Far East Free ex Japan Index.

The following information replaces the first paragraph found under the heading "Computing the Performance Adjustment" in the "Management Contracts" section on page 55.

Computing the Performance Adjustment. The basic fee for each of Canada Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Pacific Basin Fund, and Southeast Asia Fund is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record over the same period of the TSE 300 for Canada Fund, the MSCI Europe Index for Europe Fund, the MSCI Europe Index for Europe Capital Appreciation Fund, the TOPIX for Japan Fund, a blend of the MSCI Pacific Index and MSCI AC Pacific Free Index for Pacific Basin Fund, or the MSCI AC Far East Free ex Japan Index for Southeast Asia Fund. The performance period consists of the most recent month plus the previous 35 months.

For the period prior to April 1, 2001, Pacific Basin Fund compares its performance to the MSCI Pacific Index (Prior Index). For the period beginning April 1, 2001, Pacific Basin Fund compares its performance to the MSCI AC Pacific Free Index (Current Index). Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period Pacific Basin Fund's performance will be compared to a 36 month blended index return that reflects the performance of the Current Index for the portion of the 36 month performance measurement period beginning April 1, 2001 and the performance of the Prior Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the Prior Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the Current Index.

The following information replaces similar information found under the heading "Computing the Performance Adjustment" in the "Management Contracts" section on page 55.

The record of each of the following Indexes: the TSE 300 (for Canada Fund), the MSCI Europe Index (for Europe Fund and Europe Capital Appreciation Fund), the TOPIX (for Japan Fund), and the MSCI AC Far East Free ex Japan Index (for Southeast Asia Fund) is based on change in value and is adjusted for any cash distributions from the companies whose securities compose each fund's respective Index. Because the adjustment to the basic fee is based on a fund's performance compared to the investment record of the applicable Index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the Index. The records of the MSCI Pacific Index and the MSCI AC Pacific Free Index for Pacific Basin Fund are based on change in value and each is adjusted for any cash distributions from the companies whose securities compose the Index. Because the adjustment to the basic fee is based on Pacific Basin Fund's performance compared to the blended investment records of the MSCI Pacific Index and the MSCI AC Pacific Free Index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the blended records of the Indexes. Moreover, the comparative investment performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

The following information replaces similar information found under the heading "Sub-Advisers" in the "Management Contracts" section on page 58.

  FIIA pays FIJ a fee equal to a percentage of the fund's monthly average net assets managed by FIJ on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIJ on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIJ on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIJ (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule below.
Average Group Assets			Annualized Fee Rate
from $0	-	$200 million	0.30%
$200 million	-	$500 million	0.25%
over		$500 million	0.20%

The following information supplements the information found under the heading "Sub-Advisers" in the "Management Contracts" section on page 59.

For discretionary investment management and execution of portfolio transactions, no fees were paid to FIIA, FIIA(U.K.)L, and FIJ on behalf of Canada Fund, Europe Capital Appreciation Fund, and Latin America Fund for the past three fiscal years.

The following information supplements the information found in the "Distribution Services" section beginning on page 60.

The Trustees have approved Distribution and Service Plans on behalf of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. In addition, each Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Pacific Basin Fund, and Fidelity Southeast Asia Fund shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from directly engaging in the business of underwriting, selling or distributing securities. FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

The following information replaces similar information found in the "Distribution Services" section on page 61.

FDC may compensate intermediaries that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

SUPPLEMENT TO

FIDELITY'S BROADLY DIVERSIFIED INTERNATIONAL EQUITY FUNDS

Fidelity Global Balanced Fund, Fidelity International Growth & Income Fund,
Fidelity Diversified International Fund, Fidelity Aggressive International Fund (formerly International Value Fund),
Fidelity Overseas Fund, and Fidelity Worldwide Fund

Funds of Fidelity Investment Trust

December 29, 2000

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found under the subheading "Investment Limitations of Global Balanced Fund" in the "Investment Policies and Limitations"section on page 2.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

The following information replaces similar information found under the subheading "Investment Limitations of International Growth & Income Fund" in the "Investment Policies and Limitations"section on page 3.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or by foreign governments or their political sub-divisions, or by supranational organizations) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

The following information replaces similar information found under the subheading "Investment Limitations of Diversified International Fund" in the "Investment Policies and Limitations"section on page 4.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

The following information replaces similar information found under the subheading "Investment Limitations of Aggressive International Fund" in the "Investment Policies and Limitations"section on page 5.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

The following information replaces similar information found under the subheading "Investment Limitations of Overseas Fund" in the "Investment Policies and Limitations"section on page 6.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

The following information replaces similar information found under the subheading "Investment Limitations of Worldwide Fund" in the "Investment Policies and Limitations"section on page 6.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

IBDB-01-02 April 1, 2001
1.467695.111

The following information replaces similar information found under the heading "Performance Comparisons" in the "Performance" section on page 34.

Each of Overseas, International Growth & Income, and Diversified International may compare its performance to that of the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index, a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside of the United States and Canada. As of December 31, 1999, the index included over 860 equity securities of companies domiciled in 21 countries. The index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts. Effective October 1, 1998, the country of Malaysia was removed from this index. The index returns reflect the inclusion of Malaysia prior to October 1, 1998. Stocks are selected for this index on the basis of industry representation, liquidity, sufficient float, and avoidance of cross-ownership.

The following information supplements the information under the heading "Performance Comparisons" in the "Performance" section on page 34.

Aggressive International may compare its performance to that of the Morgan Stanley Capital International All-Country (MSCI AC) World Index Free ex U.S.A., a market capitalization-weighted index that is designed to represent the performance of stock markets, excluding the United States, throughout the world.

During the period from April 1, 1999 through March 13, 2001, Ms. Johnson served as a Member of the Advisory Board. Effective March 14, 2001, Ms. Johnson has been elected to the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 36.

ABIGAIL P. JOHNSON (39), Trustee of Fidelity Investment Trust (2001), is Vice President of certain Equity Funds (1997). Ms. Johnson also serves as a Trustee (2001) or Member of the Advisory Board (1999) of other investment companies advised by FMR. She is a Senior Vice President of FMR (1997) and a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the funds, is Ms. Johnson's father.

During the period from March 16, 2000 through December 31, 2000, Mr. Cook served as a Member of the Advisory Board. Effective January 1, 2001, Mr. Cook serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustee and Officers" section beginning on page 36.

J. MICHAEL COOK (58), Trustee (2001). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of International Flavors & Fragrances, Inc. (2000), Rockwell International (electronic controls and communications products, 2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

During the period from June 15, 2000 through December 31, 2000, Ms. Knowles served as a Member of the Advisory Board. Effective January 1, 2001, Ms. Knowles serves as a Member of the Board of Trustees. The following information supplements the information found in the "Trustee and Officers" section beginning on page 36.

MARIE L. KNOWLES (54), Trustee. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles serves as a member of the National Board of the Smithsonian Institution, she is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Effective January 1, 2001, Mr. Mann serves as Chairman of the non-interested Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 36.

MARVIN L. MANN (67), Trustee and Chairman of the non-interested Trustees (2001), is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of PolyOne Corporation (chemicals) and Imation Corp. (imaging and information storage, 1997). He is also a Board member of Acterna Corporation (telecommunications testing and management, 1999).

Mr. McDonough served on the Board of Trustees through December 31, 2000. The following information has been removed from the "Trustee and Officers" section beginning on page 36.

GERALD C. McDONOUGH (72), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director and Chairman of the Board of York International Corp. (air conditioning and refrigeration), a Director of Associated Estates Realty Corporation (a real estate investment trust), and a Director of Barpoint.com (online and wireless product information service, 2000). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997. He also served as a Director of Commercial Intertech Corp. (hydraulic systems, building systems, and metal products) from 1992-2000 and CUNO, Inc. (liquid and gas filtration products) from 1996-2000.

During the period from November 1, 2000 through March 13, 2001, Mr. Stavropoulos served as a Member of the Advisory Board. Effective March 14, 2001, Mr. Stavropoulos has been elected to the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 36.

WILLIAM S. STAVROPOULOS (61), Trustee of Fidelity Investment Trust (2001). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Mr. Williams served on the Board of Trustees through December 31, 2000. The following information has been removed from the "Trustee and Officers" section beginning on page 36.

THOMAS R. WILLIAMS (72), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of National Life Insurance Company of Vermont and American Software, Inc. Mr. Williams was previously a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), and Avado, Inc. (restaurants).

The following information replaces similar information found under the heading "Management Fees" in the "Management Contracts" section on page 41.

Management Fees. For the services of FMR under the management contract, Global Balanced and International Growth & Income each pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

For the services of FMR under the management contract, Diversified International, Aggressive International, Overseas, and Worldwide each pays FMR a monthly management fee which has two components: a basic fee, which is the sum of a group fee rate and an individual fund fee rate, and a performance adjustment based on a comparison of Aggressive International's performance to that of a blend of the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index and the Morgan Stanley Capital International All-Country World Index Free ex USA; Diversified International's performance to that of a blend of the performance of the Morgan Stanley Capital International GDP-Weighted Europe, Australasia and Far East Index and the Morgan Stanley Capital International Europe, Australasia and Far East Index; Overseas's performance to that of the Morgan Stanley Capital International Europe, Australasia and Far East Index or Worldwide's performance to that of the Morgan Stanley Capital International World Index.

The following information replaces similar information found under the heading "Management Fees" in the "Management Contracts" section beginning on page 42.

The individual fund fee rate for Global Balanced and International Growth & Income is 0.45%. Based on the average group net assets of the funds advised by FMR for October 2000, each fund's annual management fee rate would be calculated as follows:

	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
Global Balanced	0.2755%	+	0.45%	=	0.7255%
International Growth & Income	0.2755%	+	0.45%	=	0.7255%

The individual fund fee rate for Diversified International, Aggressive International, Overseas, and Worldwide is 0.45%. Based on the average group net assets of the funds advised by FMR for October 2000, each fund's annual basic fee rate would be calculated as follows:

	Group Fee Rate		Individual Fund Fee Rate		Basic Fee Rate
Diversified International	0.2755%	+	0.45%	=	0.7255%
Aggressive International	0.2755%	+	0.45%	=	0.7255%
Overseas	0.2755%	+	0.45%	=	0.7255%
Worldwide#	0.2755%	+	0.45%	=	0.7255%

# Prior to April 1, 2001, Worldwide paid FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

One-twelfth of the basic fee rate or the management fee rate, as applicable, is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following information replaces the first paragraphs found under the heading "Computing the Performance Adjustment" in the "Management Contracts" section on page 43.

Computing the Performance Adjustment. The basic fee for Diversified International, Aggressive International, Overseas, and Worldwide is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record over the same period of a blend of the Morgan Stanley Capital International Europe, Australasia and Far East Index and the Morgan Stanley Capital International All-Country World Index Free ex USA for Aggressive International; a blend of the Morgan Stanley Capital International GDP-Weighted Europe, Australasia and Far East Index and the Morgan Stanley Capital International Europe, Australasia and Far East Index for Diversified International; the Morgan Stanley Capital International Europe, Australasia and Far East Index for Overseas; or the Morgan Stanley Capital International World Index for Worldwide. For Diversified International, Aggressive International, and Overseas, the performance period consists of the most recent month plus the previous 35 months.

For the period prior to March 1, 2001, Aggressive International compares its performance to the Morgan Stanley Capital International Europe, Australasia and Far East Index (Prior Index). For the period beginning March 1, 2001, Aggressive International compares its performance to the Morgan Stanley Capital International All-Country World Index Free ex USA (Current Index). Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period Aggressive International's performance will be compared to a 36 month blended index return that reflects the performance of the Current Index for the portion of the 36 month performance measurement period beginning March 1, 2001 and the performance of the Prior Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the Prior Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the Current Index.

For the period prior to April 1, 2001, Worldwide paid FMR for services under the management contract a monthly management fee that had two components: a group fee and and individual fund fee rate. As of April 1, 2001, for the services of FMR under the management contract, Worldwide pays FMR a monthly management fee that has two components: a basic fee, which is the sum of the group fee and individual fund fee rate, and a performance adjustment. The performance adjustment will be implemented prospectively. For the first eleven months there will be no performance adjustment and the fund's management fee will equal the Basic Fee rate. Starting with the twelfth month, the performance adjustment will take effect and the management fee will be adjusted upward or downward, depending on the fund's performance relative to its benchmark, the Morgan Stanley Capital International World Index. Each month subsequent to the twelfth month, a new month is added to the performance period until the performance period includes 36 months. Thereafter the performance period will consist of the current month plus the pervious 35 months. If the Trustees determine that another index is appropriate for Worldwide, they may designate a successor index to be substituted.

The following information replaces the seventh paragraph found under the heading "Computing the Performance Adjustment" in the "Management Contracts" section on page 43.

The record of the Morgan Stanley Capital International Europe, Australasia and Far East Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Index. Because the adjustment to the basic fee is based on Overseas's performance compared to the investment record of the Index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the Morgan Stanley Capital International Europe, Australasia and Far East Index. The record of the Morgan Stanley Capital International World Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Index. Because the adjustment to the basic fee is based on Worldwide's performance compared to the investment record of the Index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the Morgan Stanley Capital International World Index. The records of the Morgan Stanley Capital International Europe, Australasia and Far East Index and the Morgan Stanley Capital International All-Country World Index Free Ex USA for Aggressive International are based on change in value and each is adjusted for any cash distributions from the companies whose securities compose the Index. Because the adjustment to the basic fee is based on Aggressive International's performance compared to the blended investment records of the Morgan Stanley Capital International Europe, Australasia and Far East Index and Morgan Stanley Capital International All-Country World Index Free Ex USA , the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the blended records of the Indexes. The records of the Morgan Stanley Capital International GDP-Weighted Europe, Australasia and Far East Index and the Morgan Stanley Capital International Europe, Australasia and Far East Index for Diversified International are based on change in value and each is adjusted for any cash distributions from the companies whose securities compose the Index. Because the adjustment to the basic fee is based on Diversified International's performance compared to the blended investment records of the Morgan Stanley Capital International GDP-Weighted Europe, Australasia and Far East Index and Morgan Stanley Capital International Europe, Australasia and Far East Index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the blended records of the Indexes. Moreover, the comparative investment performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

The following information replaces similar information found in the "Management Contracts" section on page 44 .

Fund	Fiscal Years Ended October 31	Performance Adjustment	Management Fees Paid to FMR
Global Balanced	2000	N/A	$ 788,156
	1999**	N/A	$ 185,757
	1999***	N/A	$ 695,700
	1998***	N/A	$ 555,880
International Growth & Income	2000	N/A	$ 9,963,674
	1999	N/A	$ 6,581,003
	1998	N/A	$ 7,165,449
Diversified International	2000	$ 5,244,390	$ 45,794,186*
	1999	$ 2,531,329	$ 21,593,546*
	1998	$ 1,780,998	$ 15,442,573*
Aggressive International	2000	$ 856,156	$ 5,782,980*
	1999	$ 443,140	$ 3,681,394*
	1998	$ 353,461	$ 3,712,674*
Overseas	2000	$ 7,690,792	$ 46,355,193*
	1999	$ 7,248,162	$ 36,283,056*
	1998	$ 6,125,472	$ 34,730,569*
Worldwide#	2000	N/A	$ 7,781,379
	1999	N/A	$ 7,059,622
	1998	N/A	$ 8,657,475

* Including the amount of the performance adjustment.

** For the period August 1, 1999 to October 31, 1999.

*** For the year ended July 31.

# Prior to April 1, 2001, Worldwide paid FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The following information replaces similar information found in the "Management Contracts" section on page 45 .

  FIIA pays FIJ a fee equal to a percentage of the fund's monthly average net assets managed by FIJ on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIJ on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIJ on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIJ (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule below.
Average Group Assets			Annualized Fee Rate
from $0	-	$200 million	0.30%
$200 million	-	$500 million	0.25%
over		$500 million	0.20%

FIJ's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.